UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.3%)
China (5.6%)
Consumer Discretionary (3.0%)
813,000	China Resources Enterprise Ltd.	1,441,408

Energy (0.9%)
562,000	China Oilfield Services Ltd., Class H	464,840

Telecommunications (1.7%)
1,626,000	China Telecom Corp. Ltd., Class H	807,776

		2,714,024

Hong Kong (22.7%)
Consumer Discretionary (6.0%)
227,000	Cheung Kong Holdings Ltd.	2,363,790
86,000	Esprit Holdings Ltd.	530,994

		2,894,784

Energy (0.9%)
402,500	CNOOC Ltd.	451,331

Financials (2.5%)
327,000	Hang Lung Group Ltd.	1,208,876

Industrials (5.5%)
338,500	Swire Pacific Ltd., Class A	2,657,840

Information Technology (0.1%)
262,000	Lenovo Group Ltd.	72,010

Utilities (7.7%)
184,000	CLP Holdings Ltd.	1,244,110
1,321,680	Hong Kong & China Gas Co. Ltd.	2,472,884

		3,716,994

		11,001,835

India (1.8%)
Information Technology (1.8%)
27,500	Infosys Technologies Ltd., ADR	847,275

Indonesia (0.7%)
Telecommunications (0.7%)
463,500	PT Telekomunikasi Indonesia	344,227

Malaysia (5.6%)
Financials (1.1%)
236,600	Bumiputra-Commerce Holdings Berhad	535,309

Industrials (4.5%)
1,506,750	IOI Corp. Berhad	1,820,974
168,800	Tenaga Nasional Berhad	348,702

		2,169,676

		2,704,985

Papua New Guinea (8.3%)
Metals and Mining (8.3%)
1,831,865	Lihir Gold Ltd. (a)	3,992,557

Philippines (2.7%)
Financials (1.6%)
168,048	Ayala Corp.	768,199

Telecommunications (1.1%)
7,030	Philippine Long Distance Telephone Co.	317,728
5,000	Philippine Long Distance Telephone Co., ADR	229,350

		547,078

		1,315,277

Singapore (12.3%)
Consumer Staples (1.3%)
354,000	Fraser & Neave Ltd.	626,803

Financials (5.4%)
72,000	Great Eastern Holdings Ltd.	408,245
556,346	Oversea-Chinese Banking Corp. Ltd.	2,210,796

		2,619,041

Industrials (1.8%)
221,000	Keppel Corp. Ltd.	893,140

Telecommunications (3.8%)
788,000	Singapore Telecommunications Ltd.	1,363,303
372,290	Starhub Ltd.	460,425

		1,823,728

		5,962,712

South Korea (13.7%)
Consumer Discretionary (5.0%)
15,450	LG Corp.	683,372
4,924	Shinsegae Co. Ltd.	1,753,496

		2,436,868

Financials (2.2%)
7,741	Samsung Fire & Marine Insurance Co. Ltd.	1,056,771

Information Technology (4.9%)
8,337	S1 Corp.	305,671
4,431	Samsung Electronics Co. Ltd.	2,046,300

		2,351,971

Pharmaceuticals (1.6%)
5,107	Yuhan Corp.	788,818

		6,634,428

Taiwan (18.9%)
Consumer Staples (3.6%)
275,000	President Chain Store Corp.	661,357
1,067,394	Uni-President Enterprises Corp.	1,073,626

		1,734,983

Electrical Components & Equipment (2.6%)
568,111	Delta Electronics, Inc.	1,240,815

Industrials (1.0%)
489,000	AU Optronics Corp.	506,648

Information Technology (7.8%)
352,645	Powertech Technology, Inc.	737,144
1,813,110	Taiwan Semiconductor Manufacturing Co. Ltd.	3,027,609

		3,764,753

Telecommunications (3.9%)
997,599	Chunghwa Telecom Co. Ltd. (a)	1,901,223

		9,148,422

Thailand (5.0%)
Energy (1.8%)
164,900	PTT Public Co. Ltd.	858,172

Financials (2.0%)
621,400	Kasikornbank Public Co. Ltd.	986,909

Telecommunications (1.2%)
255,700	Advanced Info Service Public Co. Ltd.	572,895

		2,417,976

Total Common Stocks (Cost $55,823,234)		47,083,718

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Investment Companies (1.4%)
668,703	Victory Federal Money Market Fund, Investor Shares, 0.16% (b)	668,703

Total Investment Companies (Cost $668,703)		668,703

Total Investments (Cost $56,491,937) — 98.7%		47,752,421

Other assets in excess of liabilities — 1.3%		624,384

NET ASSETS — 100.0%		$48,376,805

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.
ADR	American Depositary Receipt

At April 30, 2009 the Fund’s foreign exchange contract were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation
Short:
Hong Kong Dollar	5/4/09	(66,064)	$(8,524)	$(8,525)	$(1)
Malaysian Riggit	5/4/09	(19,877)	(5,492)	(5,586)	(94)
	5/5/09	(27,612)	(7,717)	(7,759)	(42)

Total Short Contracts			$(21,733)	$(21,870)	$(137)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.1%)
Australia (2.8%)
Financials (0.6%)
28,017	Westpac Banking Corp.	390,804

Health Care (0.6%)
18,071	CSL Ltd.	451,887

Materials (1.6%)
21,031	BHP Billiton Ltd.	508,334
13,388	Rio Tinto Ltd.	626,672

		1,135,006

		1,977,697

Belgium (0.5%)
Consumer Staples (0.5%)
12,485	Anheuser-Busch Inbev NV	385,078

Brazil (4.4%)
Energy (1.6%)
21,724	Petroleo Brasileiro SA, ADR	729,275
15,251	Petroleo Brasileiro SA, ADR, Preferred Shares	411,472

		1,140,747

Financials (0.6%)
32,288	Itau Unibanco Banco Multiplo SA, ADR	443,314

Materials (1.6%)
36,631	Companhia Vale do Rio Doce (CVRD), ADR	604,778
37,658	Companhia Vale do Rio Doce (CVRD), ADR, Preferred Shares	517,044

		1,121,822

Utilities (0.6%)
27,632	Companhia Energetica de Minas Gerais SA, ADR	415,862

		3,121,745

Canada (5.3%)
Consumer Staples (0.5%)
10,600	Shoppers Drug Mart Corp.	383,395

Energy (2.1%)
38,631	Cameco Corp.	880,400
23,267	Suncor Energy, Inc.	590,051

		1,470,451

Financials (2.0%)
14,625	Bank of Nova Scotia	416,071
13,097	IGM Financial, Inc.	390,495
33,924	Manulife Financial Corp.	580,100

		1,386,666

Telecommunications (0.7%)
19,932	Rogers Communications, Inc.	489,863

		3,730,375

Cayman Islands (0.8%)
Information Technology (0.8%)
61,200	Tencent Holdings Ltd.	544,892

China (7.3%)
Consumer Discretionary (0.7%)
1,222,000	Denway Motors Ltd.	515,618

Energy (0.7%)
175,500	China Shenhua Energy Co. Ltd.	492,545

Financials (3.0%)
786,000	Agile Property Holdings Ltd.	593,319
790,000	China Construction Bank Corp., Class H	460,760
195,000	China Merchants Bank Co. Ltd.	352,770
975,000	Industrial and Commercial Bank of China Ltd., Class H	561,111
25,000	Ping An Insurance Co. of China Ltd. (Group)	156,456

		2,124,416

Health Care (0.0%)
333	China Medical Technologies, Inc.	6,507

Industrials (2.3%)
862,000	China Communications Construction Co. Ltd., Class H	1,038,876
189,200	Weichai Power Co. Ltd.	539,539

		1,578,415

Telecommunications (0.6%)
49,000	China Mobile Ltd.	425,521

		5,143,022

Denmark (1.7%)
Health Care (0.5%)
7,534	Novo Nordisk A/S, Class B	360,712

Industrials (1.2%)
12,830	Vestas Wind Systems A/S (a)	846,763

		1,207,475

Finland (0.4%)
Information Technology (0.4%)
18,729	Nokia Oyj, Class A	270,806

France (10.0%)
Consumer Discretionary (1.1%)
5,769	PPR	446,076
12,009	Vivendi Universal SA	325,199

		771,275

Consumer Staples (2.1%)
12,380	Carrefour SA (a)	505,898
20,495	Groupe DANONE	979,716

		1,485,614

Energy (0.9%)
13,040	Total SA, ADR	648,349

Financials (2.2%)
33,351	AXA (a)	562,306
30,751	AXA, ADR (a)	528,302
8,420	BNP Paribas SA	448,335

		1,538,943

Industrials (0.5%)
5,153	Schneider Electric SA (a)	394,764

Materials (0.5%)
13,756	ArcelorMittal	327,558

Telecommunications (1.5%)
12,677	France Telecom SA	282,915
7,695	Iliad SA	812,336

		1,095,251

Utilities (1.2%)
10,192	Electricite de France	476,081
9,623	GDF SUEZ	347,534

		823,615

		7,085,369

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Germany (7.2%)
Consumer Discretionary (1.2%)
22,232	Adidas	841,141

Consumer Staples (0.4%)
11,453	Henkel AG & Co. KGaA	309,839

Financials (0.8%)
7,933	Deutsche Boerse AG	579,296

Health Care (1.0%)
9,229	Bayer AG (a)	458,447
2,753	Merck KGaA	246,849

		705,296

Industrials (0.5%)
5,335	Siemens AG	356,904

Information Technology (1.7%)
30,763	SAP AG, ADR	1,171,763

Materials (0.8%)
5,279	Wacker Chemie AG	537,035

Utilities (0.8%)
16,388	E.ON AG	551,744

		5,053,018

Hong Kong (1.7%)
Consumer Discretionary (1.7%)
104,200	Esprit Holdings Ltd.	643,367
204,000	Li & Fung Ltd.	579,112

		1,222,479

India (2.3%)
Financials (0.9%)
8,589	HDFC Bank Ltd., ADR	635,758

Information Technology (1.4%)
32,218	Infosys Technologies Ltd., ADR	992,636

		1,628,394

Israel (0.6%)
Health Care (0.6%)
9,525	Teva Pharmaceutical Industries Ltd., ADR	418,052

Italy (2.4%)
Energy (2.4%)
31,487	ENI SpA	685,206
45,279	Saipem SpA	980,550

		1,665,756

Japan (13.8%)
Consumer Discretionary (2.5%)
25,600	Toyota Motor Corp.	999,594
552	Jupiter Telecommunications Co. Ltd.	387,968
7,530	Yamada Denki Co. Ltd.	346,716

		1,734,278
Consumer Staples (0.5%)
15,300	Seven & I Holdings Co. Ltd.	345,259

Financials (2.7%)
80,000	Bank of Yokohama Ltd. (The)	337,525
63,100	Mitsubishi UFJ Financial Group, Inc.	342,378
48,400	Nomura Holdings, Inc.	289,124
138	Sony Financial Holdings, Inc.	432,475
115,000	Sumitomo Trust & Banking Co. Ltd. (The)	477,028

		1,878,530

Health Care (1.4%)
36,000	Shionogi & Co. Ltd.	618,864
10,300	Terumo Corp.	388,601

		1,007,465

Industrials (2.4%)
7,600	FANUC Ltd.	544,949
30,000	NGK Insulators Ltd.	454,868
38,500	Sumitomo Corp.	333,068
28,200	THK Co. Ltd.	388,108

		1,720,993

Information Technology (1.8%)
11,450	Canon, Inc.	342,571
3,500	Nintendo Co. Ltd.	933,925

		1,276,496

Materials (1.2%)
17,300	Shin-Etsu Chemical Co. Ltd.	835,172

Telecommunications (0.5%)
78	KDDI Corp.	349,655

Transportation (0.4%)
4,800	East Japan Railway Co.	270,669

Utilities (0.4%)
90,000	OSAKA Gas Co. Ltd.	285,700

		9,704,217

Luxembourg (0.9%)
Telecommunications (0.9%)
12,896	Millicom International Cellular SA	624,940

Mexico (1.3%)
Consumer Staples (0.6%)
15,036	Wal-Mart de Mexico SA de CV, ADR	412,072

Telecommunications (0.7%)
15,810	America Movil SAB de CV, Series L	519,359

		931,431

Netherlands (0.6%)
Industrials (0.6%)
22,599	Koninklijke (Royal) Philips Electronics NV	406,330

Norway (1.6%)
Energy (0.6%)
54,132	Subsea 7, Inc. (a)	411,322

Industrials (1.0%)
78,595	Renewable Energy Corp. AS (a)	724,792

		1,136,114

Russia (2.3%)
Energy (1.7%)
7,019	LUKOIL, ADR	309,678
51,171	OAO Gazprom, ADR	905,727

		1,215,405

Materials (0.6%)
49,826	JSC MMC Norilsk Nickel, ADR	411,065

		1,626,470

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Singapore (1.2%)
Financials (0.6%)
62,000	DBS Group Holdings Ltd.	398,054

Industrials (0.6%)
111,000	Keppel Corp. Ltd.	448,591

		846,645

South Africa (0.6%)
Telecommunications (0.6%)
32,369	MTN Group Ltd.	424,825

South Korea (2.1%)
Financials (0.5%)
12,844	KB Financial Group, Inc. (a)	398,275

Information Technology (1.6%)
2,408	Samsung Electronics Co. Ltd.	1,112,050

		1,510,325

Spain (4.2%)
Consumer Discretionary (0.5%)
7,688	Industria de Diseno Textil SA	329,419

Financials (2.1%)
45,866	Banco Bilbao Vizcaya Argentaria SA	502,395
101,995	Banco Santander Central Hispano SA	980,929

		1,483,324

Industrials (0.7%)
27,353	Gamesa Corporacion Technologica SA	520,703

Telecommunications (0.9%)
32,254	Telefonica SA	614,853

		2,948,299

Switzerland (8.7%)
Consumer Staples (1.7%)
35,983	Nestle SA	1,178,199

Financials (1.8%)
33,019	Credit Suisse Group	1,290,664

Health Care (3.6%)
3,024	Lonza Group AG, Registered Shares	278,812
20,056	Nobel Biocare Holding AG	412,370
17,879	Novartis AG	680,060
9,297	Roche Holding AG, Genusschien	1,177,403

		2,548,645

Industrials (1.1%)
51,850	ABB Ltd.	743,895

Materials (0.5%)
1,576	Syngenta AG	338,405

		6,099,808

Taiwan (0.8%)
Information Technology (0.8%)
343,929	Taiwan Semiconductor Manufacturing Co. Ltd.	574,307

United Kingdom (13.6%)
Consumer Discretionary (0.7%)
63,629	British Sky Broadcasting Group PLC	458,035

Consumer Staples (1.2%)
161,875	Tesco PLC	807,244

Energy (0.9%)
38,857	BG Group PLC	628,097

Financials (4.7%)
58,497	HSBC Holdings PLC	413,264
176,508	ICAP PLC	976,931
117,695	Man Group PLC	441,239
98,769	Prudential Corp. PLC	574,417
59,518	Standard Chartered PLC	931,261

		3,337,112

Health Care (1.1%)
109,821	Smith & Nephew PLC	780,399

Information Technology (2.0%)
279,578	ARM Holdings PLC	496,160
43,718	Autonomy Corp. PLC (a)	925,204

		1,421,364

Materials (2.3%)
38,341	BHP Billiton Ltd. PLC	807,442
23,923	Eurasian Natural Resources Corp.	210,509
38,023	Vedanta Resources PLC	603,932

		1,621,883

Telecommunications (0.7%)
27,905	Vodafone Group PLC, ADR	512,057

		9,566,191

Total Common Stocks (Cost $96,275,939)		69,854,060

Investment Companies (0.0%)
22,703	Victory Federal Money Market Fund, Investor Shares, 0.16% (b)	22,703

Total Investment Companies (Cost $22,703)		22,703

Total Investments (Cost $96,298,642) — 99.1%		69,876,763

Other assets in excess of liabilities — 0.9%		651,484

NET ASSETS — 100.0%		$70,528,247

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.0%)
Consumer Discretionary (14.9%)
21,700	AAON, Inc.	422,716
4,600	Aaron, Inc.	154,376
6,000	Abercrombie & Fitch Co., Class A	162,360
21,462	Aeropostale, Inc. (a)	729,064
19,743	Apogee Enterprises, Inc.	264,556
40,000	Bally Technologies, Inc. (a)	1,047,200
70,936	Bare Escentuals, Inc. (a)	656,867
9,000	Big Lots, Inc. (a)	248,760
4,100	Bio-Rad Laboratories, Inc., Class A (a)	285,729
8,076	Blyth, Inc.	355,990
22,400	Brown Shoe Co., Inc.	144,032
2,800	Buffalo Wild Wings, Inc. (a)	109,312
25,100	Carter’s, Inc. (a)	536,638
5,400	Casey’s General Stores, Inc.	143,694
25,726	Cato Corp. (The)	494,454
9,572	CEC Entertainment, Inc. (a)	291,563
10,800	Central Garden & Pet Co., Class A (a)	97,956
18,957	Choice Hotels International, Inc.	567,383
7,500	Conn’s, Inc. (a)	123,300
7,700	Consolidated Graphics, Inc. (a)	149,534
13,300	Cracker Barrel Old Country Store, Inc.	433,713
4,300	Deckers Outdoor Corp. (a)	243,036
24,110	Elizabeth Arden, Inc. (a)	208,793
4,600	Fred’s, Inc., Class A	62,836
13,000	Fresh Del Monte Produce, Inc. (a)	188,760
5,338	Genesco, Inc.	121,600
22,172	Gymboree Corp. (The) (a)	762,717
25,650	Helen of Troy Ltd. (a)	409,117
30,500	Herman Miller, Inc.	453,535
88,500	Hot Topic, Inc. (a)	1,083,240
15,800	Iconix Brand Group, Inc. (a)	225,308
8,353	International Speedway Corp., Class A	197,799
7,100	IPC Holdings Ltd.	184,884
8,427	ITT Educational Services, Inc. (a)	849,189
23,749	JAKKS Pacific, Inc. (a)	300,425
12,600	Jarden Corp. (a)	253,260
6,600	Jo-Ann Stores, Inc. (a)	120,912
11,100	Jos. A. Bank Clothiers, Inc. (a)	448,884
65,147	Knoll, Inc.	461,241
31,300	Korn/Ferry International (a)	331,467
13,660	Manpower, Inc.	588,609
25,300	Marvel Entertainment, Inc. (a)	754,952
6,600	Papa John’s International, Inc. (a)	175,164
13,760	Polaris Industries, Inc.	460,272
9,500	Pool Corp.	169,670
11,300	Pre-Paid Legal Services, Inc. (a)	416,179
18,300	Prestige Brands Holdings, Inc. (a)	118,218
7,800	RadioShack Corp.	109,824
16,900	Red Robin Gourmet Burgers, Inc. (a)	414,895
48,867	Rent-A-Center, Inc. (a)	940,690
16,200	Sally Beauty Holdings, Inc. (a)	119,880
6,043	Steven Madden Ltd. (a)	177,785
49,500	Tempur-Pedic International, Inc.	636,570
77,400	True Religion Apparel, Inc. (a)	1,219,824
7,900	Warnaco Group, Inc. (The) (a)	227,836
8,900	Watsco, Inc.	382,255
47,000	WMS Industries, Inc. (a)	1,509,170
48,200	Wyndham Worldwide Corp.	562,976

		23,310,969

Consumer Staples (7.4%)
10,800	American Italian Pasta Co., Class A (a)	339,552
19,145	Andersons, Inc. (The)	307,660
13,200	BJ’s Wholesale Club, Inc. (a)	440,088
48,500	Brightpoint, Inc. (a)	252,685
37,950	Buckle, Inc. (The)	1,418,191
14,200	Cal-Maine Foods, Inc.	375,874
19,100	Children’s Place Retail Stores, Inc. (The) (a)	543,204
27,521	Chiquita Brands International, Inc. (a)	208,334
10,400	Citi Trends, Inc. (a)	255,424
12,800	Collective Brands, Inc. (a)	185,856
46,248	Comfort Systems USA, Inc.	499,016
68,800	Darling International, Inc. (a)	393,536
117,900	Del Monte Foods Co.	890,145
12,900	Diamond Foods, Inc.	337,851
6,700	DineEquity, Inc.	214,668
8,300	Hain Celestial Group, Inc. (The) (a)	138,527
19,000	Kelly Services, Inc., Class A	215,840
1,700	Lancaster Colony Corp.	74,460
40,100	Liz Claiborne, Inc.	190,074
121,486	Nu Skin Enterprises, Inc., Class A	1,557,451
34,500	PetMed Express, Inc. (a)	560,970
6,600	PriceSmart, Inc.	117,810
2,100	Ralcorp Holdings, Inc. (a)	120,036
32,528	Timberland Co. (The), Class A (a)	528,255
11,700	Tractor Supply Co. (a)	472,446
13,700	Tupperware Brands Corp.	342,911
24,300	Volcom, Inc. (a)	327,807
93,178	Wet Seal, Inc. (The), Class A (a)	355,008

		11,663,679

Energy (2.8%)
3,550	Atmos Energy Corp.	87,721
4,600	CH Energy Group, Inc.	204,424
19,376	Cleco Corp.	408,640
25,000	Comstock Resources, Inc. (a)	861,500
11,800	Delek US Holdings, Inc.	121,186
18,100	GT Solar International, Inc. (a)	128,329
24,947	Headwaters, Inc. (a)	62,866
16,752	Holly Corp.	351,122
5,300	Lufkin Industries, Inc.	184,970
39,532	Parker Drilling Co. (a)	109,108
124,000	Rosetta Resources, Inc. (a)	874,200
5,736	Southwest Gas Corp.	115,925
4,918	St. Mary Land & Exploration Co.	87,885
35,010	Swift Energy Co. (a)	378,808
23,454	Union Drilling, Inc. (a)	140,489
7,100	Unit Corp. (a)	193,759

		4,310,932

Financials (14.9%)
17,962	Allied World Assurance Co. Holdings Ltd.	667,109
35,897	American Equity Investment Life Holding Co.	202,100
11,783	American Physicians Capital, Inc.	490,880
58,847	Amerisafe, Inc. (a)	903,890
26,922	AmTrust Financial Services, Inc.	245,798

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
12,200	Aspen Insurance Holdings Ltd.	287,676
7,800	Axis Capital Holdings Ltd.	192,192
9,500	Bank of the Ozarks, Inc.	235,885
5,400	Berkshire Hills Bancorp, Inc.	121,824
9,100	Broadridge Financial Solutions, Inc.	176,085
9,100	Chemical Financial Corp.	194,285
23,333	Community Bank System, Inc.	383,828
5,700	Community Trust Bancorp, Inc.	172,482
16,800	Crawford & Co., Class B (a)	99,960
70,381	CVB Financial Corp.	422,990
16,000	Delphi Financial Group, Inc.	276,320
41,629	Deluxe Corp.	603,621
46,010	Dime Community Bancshares	383,723
18,400	Employers Holdings, Inc.	153,456
14,500	Evercore Partners, Inc., Class A	273,760
59,929	EZCORP, Inc., Class A (a)	742,520
30,800	First BanCorp.	169,708
24,500	First Cash Financial Services, Inc. (a)	402,780
48,752	First Commonwealth Financial Corp.	422,680
8,300	First Financial Bankshares, Inc.	409,024
64,953	First Niagara Financial Group, Inc.	879,464
44,886	FirstMerit Corp.	871,237
13,900	Flushing Financial Corp.	128,019
5,983	FPIC Insurance Group, Inc. (a)	182,721
9,491	Glacier Bancorp, Inc.	145,402
5,983	Greenhill & Co., Inc.	463,862
10,079	Hancock Holding Co.	381,692
13,400	Infinity Property & Casualty Corp.	472,216
2,000	International Bancshares Corp.	27,020
43,868	Knight Capital Group, Inc. (a)	679,515
7,100	Life Partners Holdings, Inc.	132,912
6,800	MainSource Financial Group, Inc.	58,888
19,691	National Penn Bancshares, Inc.	159,300
9,500	Nelnet, Inc., Class A (a)	57,285
13,400	Ocwen Financial Corp. (a)	149,008
62,283	Old National Bancorp	848,917
40,300	optionsXpress Holdings, Inc.	663,338
11,845	Penson Worldwide, Inc. (a)	120,108
6,000	Piper Jaffray Cos., Inc. (a)	208,020
18,360	Platinum Underwriters Holdings Ltd.	528,217
14,957	ProAssurance Corp. (a)	657,211
19,700	Prospect Capital Corp.	178,679
4,998	Provident Financial Services, Inc.	53,329
19,938	Provident New York Bancorp	168,875
9,500	Republic Bancorp, Inc., Class A	211,280
20,664	S&T Bancorp, Inc.	369,266
11,667	Safety Insurance Group, Inc.	385,594
13,300	SeaBright Insurance Holdings, Inc. (a)	123,424
25,128	Selective Insurance Group, Inc.	370,889
10,000	StanCorp Financial Group, Inc.	274,300
13,643	Sterling Bancorp	156,076
12,500	Stifel Financial Corp. (a)	615,375
22,483	Susquehanna Bancshares, Inc.	181,213
7,753	SVB Financial Group (a)	160,952
32,029	SWS Group, Inc.	409,651
21,600	TNS, Inc. (a)	363,960
8,300	Tower Group, Inc.	225,677
10,800	TriCo Bancshares	172,800
15,555	UMB Financial Corp.	711,952
11,300	Validus Holdings Ltd.	253,120
9,052	Waddell & Reed Financial, Inc., Class A	202,855
7,900	Westamerica Bancorp	423,677
15,632	Western Alliance Bancorp (a)	101,764
33,700	Wilshire Bancorp, Inc.	136,148
9,572	World Acceptance Corp. (a)	284,097
15,555	Zenith National Insurance Corp.	354,499

		23,338,380

Health Care (12.8%)
59,400	Alkermes, Inc. (a)	454,410
6,500	Alnylam Pharmaceuticals, Inc. (a)	119,405
2,100	Amedisys, Inc. (a)	70,434
60,600	American Medical Systems Holdings, Inc. (a)	749,622
121,619	American Oriental Bioengineering, Inc. (a)	515,664
12,564	Amerigroup Corp. (a)	375,287
52,000	AngioDynamics, Inc. (a)	658,840
62,615	Arena Pharmaceuticals, Inc. (a)	175,948
7,700	Beckman Coulter, Inc.	404,712
24,500	Bruker Corp. (a)	161,210
62,143	Celera Corp. (a)	502,737
33,931	Centene Corp. (a)	623,312
29,600	Cepheid, Inc. (a)	287,120
7,400	Community Health Systems, Inc. (a)	169,016
8,100	CONMED Corp. (a)	107,892
22,700	CorVel Corp. (a)	510,750
24,400	Cross Country Healthcare, Inc. (a)	214,964
63,800	Cubist Pharmaceuticals, Inc. (a)	1,059,080
18,500	Cyberonics, Inc. (a)	244,940
13,100	Cynosure, Inc., Class A (a)	80,172
16,800	Cypress Bioscience, Inc. (a)	120,960
183,030	Cytokinetics, Inc. (a)	340,436
13,700	Emergency Medical Services Corp., Class A (a)	477,308
46,900	ev3, Inc. (a)	392,084
10,000	Gentiva Health Services, Inc. (a)	159,300
11,800	Hanger Orthopedic Group, Inc. (a)	164,138
19,000	HealthSouth Corp. (a)	178,030
81,838	Healthspring, Inc. (a)	755,365
7,100	Herbalife Ltd.	140,722
7,500	InterMune, Inc. (a)	101,550
21,538	Invacare Corp.	331,470
5,800	IRIS International, Inc. (a)	64,786
21,900	Kendle International, Inc. (a)	194,910
7,500	LHC Group, Inc. (a)	171,150
13,506	LifePoint Hospitals, Inc. (a)	349,130
7,100	Martek Biosciences Corp.	129,362
12,943	MedCath Corp. (a)	130,983
89,000	Medicines Co. (The) (a)	888,220
1,700	MEDNAX, Inc. (a)	61,030
8,300	Merit Medical Systems, Inc. (a)	128,733
16,500	Myriad Genetics, Inc. (a)	640,035
10,700	Omnicell, Inc. (a)	94,160
17,200	Onyx Pharmaceuticals, Inc. (a)	445,480
8,800	Orthofix International N.V. (a)	150,040
9,600	OSI Pharmaceuticals, Inc. (a)	322,272
67,500	PDL BioPharma, Inc.	482,625
2,373	Perrigo Co.	61,508
18,500	Pharmasset, Inc. (a)	166,500
13,400	PharMerica Corp. (a)	244,550

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
25,500	Questcor Pharmaceuticals, Inc. (a)	114,750
39,462	Regeneron Pharmaceuticals, Inc. (a)	523,266
4,200	RehabCare Group, Inc. (a)	70,140
39,789	Rigel Pharmaceuticals, Inc. (a)	264,199
83,300	Salix Pharmaceuticals Ltd. (a)	916,300
27,800	Sepracor, Inc. (a)	395,038
5,400	STERIS Corp.	130,140
36,706	Symmetry Medical, Inc. (a)	266,486
17,700	Theravance, Inc. (a)	253,641
11,856	U.S. Physical Therapy, Inc. (a)	138,478
26,600	Valeant Pharmaceuticals International (a)	445,816
21,885	ViroPharma, Inc. (a)	123,212
19,400	VNUS Medical Technologies, Inc. (a)	429,710
12,400	Volcano Corp. (a)	163,556
8,900	Watson Pharmaceuticals, Inc. (a)	275,366
11,586	XenoPort, Inc. (a)	158,381

		20,040,831

Industrials (12.3%)
10,401	A.O. Smith Corp.	323,367
14,314	Actuant Corp., Class A	175,490
32,326	Acuity Brands, Inc.	929,049
3,400	Agco Corp. (a)	82,620
5,900	Ameron International Corp.	349,103
4,188	Analogic Corp.	152,443
22,136	Applied Industrial Technologies	498,060
6,581	AZZ, Inc. (a)	203,550
10,100	Brink’s Co. (The)	286,335
37,518	Ceradyne, Inc. (a)	646,810
39,800	Chart Industries, Inc. (a)	550,434
17,948	Checkpoint Systems, Inc. (a)	218,068
4,900	Colfax Corp. (a)	42,287
32,217	Complete Production Services, Inc. (a)	215,210
11,966	Ducommun, Inc.	207,251
37,300	Dycom Industries, Inc. (a)	314,066
6,200	DynCorp International, Inc., Class A (a)	94,550
26,678	EMCOR Group, Inc. (a)	554,636
21,302	Encore Wire Corp.	465,236
20,700	Esterline Technologies Corp. (a)	545,445
3,400	Flowserve Corp.	230,860
94,100	GrafTech International Ltd. (a)	827,139
8,974	Granite Construction, Inc.	354,024
9,800	Haynes International, Inc. (a)	221,284
15,860	HEICO Corp.	455,341
12,900	Horace Mann Educators Corp.	113,262
22,363	Hub Group, Inc. (a)	514,349
4,500	Joy Global, Inc.	114,750
10,200	Knight Transportation, Inc.	180,336
14,359	Koppers Holdings, Inc.	272,247
9,572	Layne Christensen Co. (a)	207,330
4,700	Lindsay Corp.	182,877
4,600	Michael Baker Corp. (a)	154,560
35,800	Molex, Inc.	596,786
9,000	Moog, Inc., Class A (a)	241,020
56,238	MPS Group, Inc. (a)	452,153
16,153	Mueller Industries, Inc.	354,881
13,300	Oil States International, Inc. (a)	251,370
6,100	Old Dominion Freight Line, Inc. (a)	171,715
62,421	Olin Corp.	786,505
51,400	ON Semiconductor Corp. (a)	278,588
5,800	Perini Corp. (a)	100,340
15,200	Polypore International, Inc. (a)	114,608
7,800	Powell Industries, Inc. (a)	280,722
3,453	Regal-Beloit Corp.	140,295
14,600	Resources Connection, Inc. (a)	285,430
32,037	Robbins & Myers, Inc.	607,101
3,571	Rock-Tenn Co.	134,841
5,600	Schnitzer Steel Industries, Inc.	277,536
45,700	Smith & Wesson Holding Corp. (a)	327,669
14,100	Sun Hydraulic Corp.	255,210
13,740	Teledyne Technologies, Inc. (a)	438,718
9,900	Thomas & Betts Corp. (a)	308,088
8,700	Timken Co. (The)	139,896
4,100	Toro Co. (The)	124,558
18,400	TransDigm Group, Inc. (a)	646,576
35,700	Ultralife Corp. (a)	255,255
8,300	Universal Forest Products, Inc.	278,548
7,776	Varian Semiconductor Equipment Associates, Inc. (a)	198,988
11,300	Varian, Inc. (a)	373,126
8,100	Woodward Governor Co.	161,676

		19,264,568

Information Technology (16.3%)
115,400	3com Corp. (a)	467,370
6,200	Acxiom Corp.	59,830
15,986	Advanced Energy Industries, Inc. (a)	134,762
18,547	American Reprographics Co. (a)	119,628
3,048	ANSYS, Inc. (a)	84,186
85,750	Arris Group, Inc. (a)	914,952
105,000	Art Technology Group, Inc. (a)	329,700
28,200	AsiaInfo Holdings, Inc. (a)	472,350
30,300	Atheros Communications, Inc. (a)	521,766
33,326	Avocent Corp. (a)	481,227
62,512	Benchmark Electronics, Inc. (a)	758,271
9,500	Black Box Corp.	260,015
3,700	CACI International, Inc., Class A (a)	146,335
29,500	CommVault Systems, Inc. (a)	367,275
33,397	CSG Systems International, Inc. (a)	484,257
39,300	EarthLink, Inc. (a)	297,894
28,717	Emulex Corp. (a)	300,667
72,990	Harmonic, Inc. (a)	535,017
30,900	Informatica Corp. (a)	491,310
38,200	InfoSpace, Inc. (a)	253,266
12,000	Integrated Device Technology, Inc. (a)	65,160
20,872	Ixia (a)	120,223
29,469	J2 Global Communications, Inc. (a)	706,961
14,703	JDA Software Group, Inc. (a)	207,459
22,000	Mentor Graphics Corp. (a)	147,840
28,119	Methode Electronics, Inc.	169,276
32,307	Micrel, Inc.	242,303
8,984	MicroStrategy, Inc., Class A (a)	349,567
17,900	Multi-Fineline Electronix, Inc. (a)	359,253
11,169	Net 1 UEPS Technologies, Inc. (a)	184,289
22,735	NETGEAR, Inc. (a)	363,987
8,300	NetScout Systems, Inc. (a)	74,617
63,000	Novatel Wireless, Inc. (a)	431,550
11,953	OSI Systems, Inc. (a)	224,119
21,900	Overstock.com, Inc. (a)	295,212
18,200	Palm, Inc. (a)	190,918

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
49,500	Parametric Technology Corp. (a)	551,925
21,538	Perot Systems Corp., Class A (a)	302,824
11,718	Plexus Corp. (a)	259,554
45,400	PMC-Sierra, Inc. (a)	359,568
17,900	Polycom, Inc. (a)	333,656
68,521	QLogic Corp. (a)	971,628
24,500	Red Hat, Inc. (a)	423,115
12,400	RightNow Technologies, Inc. (a)	93,620
36,300	Riverbed Technology, Inc. (a)	665,016
6,581	Rofin-Sinar Technologies, Inc. (a)	140,241
11,100	Rogers Corp. (a)	282,495
177,400	Sapient Corp. (a)	910,062
21,538	Sigma Designs, Inc. (a)	278,271
52,500	Silicon Image, Inc. (a)	142,800
12,500	Silicon Laboratories, Inc. (a)	415,750
132,543	Skyworks Solutions, Inc. (a)	1,171,680
8,576	Sohu.com, Inc. (a)	447,238
18,500	Solera Holdings, Inc. (a)	422,170
19,548	Sonicwall, Inc. (a)	106,146
36,700	Starent Networks Corp. (a)	724,091
19,500	Synaptics, Inc. (a)	633,360
2,500	Syntel, Inc.	69,300
20,000	TeleCommunication Systems, Inc. (a)	196,200
12,100	Tessera Technologies, Inc. (a)	169,884
234,429	TIBCO Software, Inc. (a)	1,481,591
32,700	TiVo, Inc. (a)	245,250
27,400	Triquint Semiconductor, Inc. (a)	104,942
10,800	Ultratech, Inc. (a)	146,016
133,518	United Online, Inc.	707,645
40,829	Vignette Corp. (a)	337,248
28,200	Volterra Semiconductor Corp. (a)	324,018
56,600	Wind River Systems, Inc. (a)	414,878
22,136	Zoran Corp. (a)	197,896

		25,642,890

Materials (2.8%)
36,453	A. Schulman, Inc.	571,947
20,583	Belden, Inc.	331,798
7,200	Calgon Carbon Corp. (a)	122,256
17,771	Carpenter Technology Corp.	367,327
20,200	Cliffs Natural Resources, Inc.	465,812
20,126	Columbus McKinnon Corp. (a)	260,833
4,100	Compass Minerals International, Inc.	197,702
16,153	Gibraltar Industries, Inc.	108,225
13,641	Greif, Inc., Class A	617,528
19,100	Horsehead Holding Corp. (a)	136,374
31,900	Innophos Holdings, Inc.	473,077
4,200	L.B. Foster Co., Class A (a)	137,550
9,100	Metabolix, Inc. (a)	71,890
3,400	NewMarket Corp.	214,200
7,600	OM Group, Inc. (a)	211,736
12,700	RTI International Metals, Inc. (a)	165,227

		4,453,482

Oil & Gas (1.5%)
26,600	Arena Resources, Inc. (a)	762,622
153,000	Gran Tierra Energy, Inc. (a)	379,440
9,000	Helmerich & Payne, Inc.	277,380
48,900	McMoRan Exploration Co. (a)	268,461
104,500	VAALCO Energy, Inc. (a)	498,465
7,500	Western Refining, Inc. (a)	94,425

		2,280,793

Real Estate Investment Trusts (4.5%)
6,400	Acadia Realty Trust	92,800
9,500	American Campus Communities, Inc.	205,960
7,300	American Capital Agency Corp.	136,875
34,200	Anworth Mortgage Asset Corp.	219,906
27,521	BioMed Realty Trust, Inc.	314,015
42,200	Brandywine Realty Trust	261,218
44,272	Cedar Shopping Centers, Inc.	158,936
47,600	Colonial Properties Trust	344,624
13,600	Corporate Office Property Trust	415,616
6,600	Douglas Emmett, Inc.	63,162
10,089	Entertainment Properties Trust	233,157
6,000	Equity Lifestyle Properties, Inc.	238,020
14,800	Equity One, Inc.	220,224
45,900	Extra Space Storage, Inc.	326,349
37,400	First Potomac Realty Trust	366,146
13,600	Highwoods Properties, Inc.	326,264
10,400	LaSalle Hotel Properties	124,384
27,986	Lexington Realty Trust	107,746
24,200	MFA Financial, Inc.	142,538
31,709	National Retail Properties, Inc.	562,518
28,119	Omega Healthcare Investors, Inc.	442,031
19,317	Realty Income Corp.	431,348
20,300	Redwood Trust, Inc.	330,281
5,900	Saul Centers, Inc.	187,856
39,709	Senior Housing Properties Trust	650,830
10,400	Urstadt Biddle Properties, Class A	159,744

		7,062,548

Services (3.6%)
47,800	Arbitron, Inc.	995,196
17,212	ATC Technology Corp. (a)	273,499
5,400	Brady Corp., Class A	113,778
45,747	Heartland Payment Systems, Inc.	367,806
14,100	Houston Wire & Cable Co.	135,924
4,200	Landauer, Inc.	222,516
4,900	MercadoLibre, Inc. (a)	133,917
9,900	Navigant Consulting, Inc. (a)	145,629
42,700	NutriSystem, Inc.	586,698
33,200	Team, Inc. (a)	477,084
31,900	TrueBlue, Inc. (a)	309,749
8,300	Universal Technical Institute, Inc. (a)	118,192
4,400	VistaPrint Ltd. (a)	151,140
20,222	Watson Wyatt Worldwide, Inc.	1,072,777
13,200	World Fuel Services Corp.	503,316

		5,607,221

Telecommunications (1.4%)
25,164	Atlantic Tele-Network, Inc.	555,621
98,716	Cincinnati Bell, Inc. (a)	275,418
10,600	InterDigital, Inc. (a)	278,992
8,059	NTELOS Holdings Corp.	128,783
27,521	Plantronics, Inc.	350,617
22,000	Premiere Global Services, Inc. (a)	231,880
18,200	Syniverse Holdings, Inc. (a)	229,320
19,700	USA Mobility, Inc.	219,064

		2,269,695

Transportation (1.2%)
27,255	Arkansas Best Corp.	629,045
51,041	Force Protection, Inc. (a)	388,933
43,600	Hawaiian Holdings, Inc. (a)	217,564
7,600	Marten Transport Ltd. (a)	157,624
10,000	Saia, Inc. (a)	130,600

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Transportation, continued
25,829	Werner Enterprises, Inc.	422,304

		1,946,070

Utilities (2.6%)
20,653	Avista Corp.	310,828
10,729	El Paso Electric Co. (a)	148,060
11,367	Laclede Group, Inc. (The)	394,208
18,546	New Jersey Resources Corp.	610,534
20,940	Nicor, Inc.	673,012
5,371	Northwest Natural Gas Co.	219,674
27,800	Portland General Electric Co.	507,906
18,500	UniSource Energy Corp.	486,920
24,917	WGL Holdings, Inc.	775,915

		4,127,057

Total Common Stocks (Cost $184,356,110)		155,319,115

Cash Equivalents (1.1%)
1,826,098	Bank of New York Cash Reserve Fund, 0.05% (b)	1,826,098

Total Cash Equivalents (Cost $1,826,098)		1,826,098

Total Investments (Cost $186,182,208) — 100.1%		157,145,213

Liabilities in excess of other assets — (0.1)%		(199,860)

NET ASSETS — 100.0%		$156,945,353

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (91.9%)
Consumer Discretionary (16.9%)
1,300	Advance Auto Parts, Inc.	56,875
3,100	AECOM Technology Corp. (a)	79,763
5,950	Aeropostale, Inc. (a)	202,121
3,000	AutoNation, Inc. (a)	53,130
4,800	Big Lots, Inc. (a)	132,672
3,675	Blyth, Inc.	161,994
11,200	Bob Evans Farms, Inc.	271,600
7,400	BorgWarner, Inc.	214,230
5,500	Brinker International, Inc.	97,460
1,300	Brown-Forman Corp.	60,450
7,800	Centex Corp.	85,332
19,100	D.R. Horton, Inc.	249,255
2,400	DeVry, Inc.	102,144
5,700	Dollar Tree, Inc. (a)	241,338
3,000	Guess?, Inc.	78,120
3,500	Herman Miller, Inc.	52,045
5,500	Hewitt Associates, Inc., Class A (a)	172,480
1,400	Hubbell, Inc., Class B	46,480
3,100	IPC Holdings Ltd.	80,724
1,700	ITT Educational Services, Inc. (a)	171,309
7,400	Jarden Corp. (a)	148,740
9,600	Leggett & Platt, Inc.	137,856
1,300	M.D.C. Holdings, Inc.	44,434
2,100	Manpower, Inc.	90,489
4,600	Marvel Entertainment, Inc. (a)	137,264
6,800	MeadWestvaco Corp.	106,488
2,800	Netflix, Inc. (a)	126,868
290	NVR, Inc. (a)	146,557
1,500	Panera Bread Co., Class A (a)	84,015
1,300	Priceline.com, Inc. (a)	126,217
3,500	Pulte Homes, Inc.	40,285
11,800	R.R. Donnelley & Sons Co.	137,470
2,200	Rollins, Inc.	39,600
10,700	Ross Stores, Inc.	405,958
1,900	Scotts Miracle-Gro Co. (The)	64,163
750	Strayer Education, Inc.	142,058
11,800	Tech Data Corp. (a)	339,722
5,300	Warnaco Group, Inc. (The) (a)	152,852
15,800	Wyndham Worldwide Corp.	184,544

		5,265,102

Consumer Staples (5.3%)
10,700	BJ’s Wholesale Club, Inc. (a)	356,738
4,200	Central European Distribution Corp. (a)	94,080
800	Chipotle Mexican Grill, Inc., Class A (a)	64,872
2,500	Crown Holdings, Inc. (a)	55,125
2,300	Dean Foods Co. (a)	47,610
12,100	Foot Locker, Inc.	143,869
3,100	Hansen Natural Corp. (a)	126,356
4,600	Hormel Foods Corp.	143,934
5,600	Kelly Services, Inc., Class A	63,616
7,400	Lancaster Colony Corp.	324,120
700	Ralcorp Holdings, Inc. (a)	40,012
8,800	Smithfield Foods, Inc. (a)	76,032
5,000	Timberland Co. (The), Class A (a)	81,200
2,400	Urban Outfitters, Inc. (a)	46,776

		1,664,340

Energy (4.1%)
3,900	Atmos Energy Corp.	96,369
3,300	Cimarex Energy Co.	88,770
4,600	Encore Acquisition Co. (a)	134,274
2,700	ENSCO International, Inc.	76,356
7,400	Frontier Oil Corp.	94,054
4,400	Mariner Energy, Inc. (a)	50,072
12,100	Mirant Corp. (a)	154,033
2,900	Newfield Exploration Co. (a)	90,422
3,500	Noble Energy, Inc.	198,625
1,600	Sunoco, Inc.	42,416
3,300	Tesoro Corp.	50,325
5,000	Tidewater, Inc.	216,250

		1,291,966

Financials (11.7%)
3,100	Alliance Data Systems Corp. (a)	129,797
8,300	American Financial Group, Inc.	145,914
10,200	Apollo Investment Corp.	48,960
4,200	Arch Capital Group Ltd. (a)	242,676
5,100	Aspen Insurance Holdings Ltd.	120,258
11,200	Associated Banc-Corp.	173,264
11,800	Broadridge Financial Solutions, Inc.	228,330
2,000	Capitol Federal Financial	77,920
3,700	Cullen/Frost Bankers, Inc.	174,233
6,100	Fidelity National Financial, Inc., Class A	110,593
4,400	First American Corp.	123,552
2,300	Global Payments, Inc.	73,738
18,600	Hospitality Properties Trust	227,664
8,600	Jefferies Group, Inc.	168,302
3,900	Lender Processing Services, Inc.	111,774
1,100	Odyssey Re Holdings Corp.	42,119
5,100	Platinum Underwriters Holdings Ltd.	146,727
20,000	Protective Life Corp.	171,400
12,700	Raymond James Financial, Inc.	199,263
3,500	Reinsurance Group of America, Inc.	111,265
4,200	Trustmark Corp.	91,308
1,600	UMB Financial Corp.	73,232
9,000	Unitrin, Inc.	153,000
7,200	Westamerica Bancorp	386,136
12,800	XL Capital Ltd., Class A	121,728

		3,653,153

Health Care (10.6%)
4,900	Allscripts Healthcare Solutions, Inc.	60,858
800	Beckman Coulter, Inc.	42,048
3,200	Charles River Laboratories International, Inc. (a)	88,480
3,500	Endo Pharmaceuticals Holdings, Inc. (a)	57,890
3,900	Gen-Probe, Inc. (a)	187,824
59,800	Health Management Associates, Inc., Class A (a)	279,266
21,700	Health Net, Inc. (a)	313,348
4,000	Herbalife Ltd.	79,280
10,100	Kindred Healthcard, Inc. (a)	131,502
5,313	Life Technologies Corp. (a)	198,175
4,600	Masimo Corp. (a)	132,940
1,600	Myriad Genetics, Inc. (a)	62,064
4,400	Omnicare, Inc.	113,124
8,500	Owens & Minor, Inc.	294,780
19,100	PDL BioPharma, Inc.	136,565

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
5,900	Pharmaceutical Product Development, Inc.	115,699
5,100	ResMed, Inc. (a)	196,095
7,200	Sepracor, Inc. (a)	102,312
10,800	STERIS Corp.	260,280
2,300	Techne Corp.	131,606
900	Universal Health Services, Inc.	45,360
9,000	Valeant Pharmaceuticals International (a)	150,840
2,400	Watson Pharmaceuticals, Inc. (a)	74,256
2,500	WellCare Health Plans, Inc. (a)	37,525

		3,292,117

Industrials (11.6%)
15,800	Agco Corp. (a)	383,940
600	Alliant Techsystems, Inc. (a)	47,790
3,900	Arrow Electronics, Inc. (a)	88,686
9,400	Be Aerospace, Inc. (a)	101,426
1,700	Bemis Co., Inc.	40,868
5,000	Brink’s Co. (The)	141,750
5,300	Bucyrus International, Inc.	115,063
1,500	Clean Harbors, Inc. (a)	75,150
3,800	EMCOR Group, Inc. (a)	79,002
9,700	Federal Signal Corp.	75,369
6,600	Flowserve Corp.	448,140
3,500	Frontline Ltd.	70,455
1,700	Gardner Denver, Inc. (a)	45,254
4,200	Granite Construction, Inc.	165,690
3,100	Harsco Corp.	85,405
1,600	Jacobs Engineering Group, Inc. (a)	60,864
7,000	Joy Global, Inc.	178,500
10,500	KBR, Inc.	164,010
3,300	Lincoln Electric Holdings, Inc.	146,949
1,300	MSC Industrial Direct Co., Inc., Class A	53,105
3,200	Oil States International, Inc. (a)	60,480
4,900	Oshkosh Corp.	47,040
3,100	Pentair, Inc.	82,584
5,100	Shaw Group, Inc. (The) (a)	171,003
1,100	SPX Corp.	50,787
1,700	Toro Co. (The)	51,646
2,100	URS Corp. (a)	92,526
4,400	Valspar Corp. (The)	105,600
4,000	Wabtec Corp.	152,560
16,200	Worthington Industries, Inc.	241,380

		3,623,022

Information Technology (10.2%)
43,200	3com Corp. (a)	174,960
3,900	ACI Worldwide, Inc. (a)	67,353
8,800	Acxiom Corp.	84,920
15,800	Amkor Technology, Inc. (a)	68,098
32,000	Atmel Corp. (a)	122,880
4,800	Avnet, Inc. (a)	105,072
8,100	Compuware Corp. (a)	60,588
1,800	Diebold, Inc.	47,574
600	Dun & Bradstreet Corp. (The)	48,840
3,900	F5 Networks, Inc. (a)	106,353
2,700	FactSet Research Systems, Inc.	144,693
4,200	Gartner, Inc. (a)	56,742
4,400	Imation Corp.	44,000
23,200	Ingram Micro, Inc. (a)	336,864
7,900	Integrated Device Technology, Inc. (a)	42,897
9,200	Intersil Corp., Class A	106,720
3,500	Lexmark International, Inc., Class A (a)	68,670
12,500	Liberty Media Corp., Class A (a)	66,250
5,500	Macrovision Solutions Corp. (a)	111,210
1,800	Mantech International Corp. (a)	65,142
5,100	Metavante Technologies, Inc. (a)	120,309
17,300	NCR Corp. (a)	175,595
2,600	Red Hat, Inc. (a)	44,902
7,400	SAIC, Inc. (a)	133,940
3,700	Silicon Laboratories, Inc. (a)	123,062
1,100	Sohu.com, Inc. (a)	57,365
7,000	Sybase, Inc. (a)	237,720
5,700	Synopsys, Inc. (a)	124,146
6,600	Western Digital Corp. (a)	155,232
10,500	Wind River Systems, Inc. (a)	76,965

		3,179,062

Materials (4.7%)
1,100	Alpha Natural Resources, Inc. (a)	22,528
13,100	Ashland, Inc.	287,676
1,300	CF Industries Holdings, Inc.	93,665
2,800	Cliffs Natural Resources, Inc.	64,568
4,000	Compass Minerals International, Inc.	192,880
12,000	Cytec Industries, Inc.	238,320
1,300	Eastman Chemical Co.	51,584
4,600	FMC Corp.	224,158
2,200	Minerals Technologies, Inc.	81,818
1,500	Silgan Holdings, Inc.	69,735
4,400	Terra Industries, Inc.	116,600
700	Walter Energy, Inc.	15,960

		1,459,492

Oil & Gas (1.8%)
2,700	Bill Barrett Corp. (a)	70,146
4,800	FMC Technologies, Inc. (a)	164,304
4,400	Helmerich & Payne, Inc.	135,608
6,100	Pride International, Inc. (a)	138,470
3,400	Rowan Cos., Inc.	53,074

		561,602

Real Estate Investment Trusts (5.3%)
12,100	Annaly Capital Management, Inc.	170,247
1,700	Digital Realty Trust, Inc.	61,217
2,800	Entertainment Properties Trust	64,708
2,600	Federal Realty Investment Trust	143,520
12,300	First Industrial Realty Trust, Inc.	46,371
38,600	HRPT Properties Trust	166,366
2,900	Liberty Property Trust	70,586
2,400	Macerich Co. (The)	42,072
12,500	Mack-Cali Realty Corp.	335,750
6,800	Nationwide Health Properties, Inc.	167,892
9,900	Potlatch Corp.	291,159
5,100	SL Green Realty Corp.	90,066
426	Walter Investment Management Corp. (a)	3,408

		1,653,362

Services (1.0%)
2,200	Brink’s Home Security Holdings, Inc. (a)	58,476
4,600	Career Education Corp. (a)	101,384

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Services, continued
6,100	Corinthian Colleges, Inc. (a)	93,940
4,600	ValueClick, Inc. (a)	48,760

		302,560

Telecommunications (1.9%)
9,600	ADC Telecommunications, Inc. (a)	70,656
4,400	CenturyTel, Inc.	119,460
4,000	CommScope, Inc. (a)	100,400
4,200	InterDigital, Inc. (a)	110,544
7,200	NII Holdings, Inc. (a)	116,352
2,200	Telephone & Data Systems, Inc.	63,074

		580,486

Transportation (1.7%)
4,200	Alaska Air Group, Inc. (a)	70,476
2,500	J.B. Hunt Transport Services, Inc.	70,300
3,700	Overseas Shipholding Group, Inc.	106,227
17,700	Werner Enterprises, Inc.	289,395

		536,398

Utilities (5.1%)
8,800	Alliant Energy Corp.	196,768
13,200	Hawaiian Electric Industries, Inc.	205,128
3,700	IDACORP, Inc.	88,689
4,200	New Jersey Resources Corp.	138,264
4,800	NSTAR	150,768
4,300	NV Energy, Inc.	44,075
1,800	Pinnacle West Capital Corp.	49,284
11,600	PNM Resources, Inc.	98,832
10,100	UGI Corp.	231,694
10,800	Vectren Corp.	239,436
2,800	WGL Holdings, Inc.	87,192
1,400	Wisconsin Energy Corp.	55,944

		1,586,074

Total Common Stocks (Cost $32,696,512)		28,648,736

Investment Companies (0.8%)
242,075	Victory Federal Money Market Fund, Investor Shares, 0.16% (b)	242,075

Total Investment Companies (Cost $242,075)		242,075

Total Investments (Cost $32,938,587) — 92.7%		28,890,811

Other assets in excess of liabilities — 7.3%		2,287,947

NET ASSETS — 100.0%		$31,178,758

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (91.9%)
Consumer Discretionary (12.6%)
8,900	Apollo Group, Inc., Class A (a)	560,255
4,700	AutoZone, Inc. (a)	782,033
8,100	Avon Products, Inc.	184,356
4,500	Big Lots, Inc. (a)	124,380
15,700	Brown-Forman Corp.	730,050
3,900	Bunge Ltd.	187,239
25,240	Colgate-Palmolive Co.	1,489,160
27,700	Comcast Corp., Class A	428,242
11,100	Family Dollar Stores, Inc.	368,409
38,700	Interpublic Group of Cos., Inc. (The) (a)	242,262
44,000	Macy’s, Inc.	601,920
21,090	McDonald’s Corp.	1,123,886
5,700	McGraw-Hill Cos., Inc. (The)	171,855
3,670	NIKE, Inc., Class B	192,565
4,000	Sherwin-Williams Co. (The)	226,560
22,810	TJX Cos., Inc. (The)	637,996
30,400	Wal-Mart Stores, Inc.	1,532,160
30,600	Wyndham Worldwide Corp.	357,408

		9,940,736

Consumer Staples (6.2%)
10,300	Archer-Daniels-Midland Co.	253,586
12,600	Coca-Cola Co. (The)	542,430
10,200	Coca-Cola Enterprises, Inc.	174,012
2,400	Hershey Co. (The)	86,736
38,970	Kroger Co. (The)	842,531
20,900	Pepsi Bottling Group, Inc. (The)	653,543
16,504	PepsiCo, Inc.	821,239
16,945	Procter & Gamble Co. (The)	837,761
28,900	Sysco Corp.	674,237

		4,886,075

Energy (17.5%)
4,400	Apache Corp.	320,584
26,500	Chesapeake Energy Corp.	522,315
51,360	Chevron Corp.	3,394,896
6,100	CONSOL Energy, Inc.	190,808
6,890	Devon Energy Corp.	357,246
25,700	ENSCO International, Inc.	726,796
102,640	Exxon Mobil Corp.	6,843,009
2,700	Murphy Oil Corp.	128,817
17,700	Southwestern Energy Co. (a)	634,722
10,700	Sunoco, Inc.	283,657
6,800	Tesoro Corp.	103,700
12,670	Valero Energy Corp.	251,373

		13,757,923

Financials (4.7%)
10,700	Aflac, Inc.	309,123
16,400	Bank of America Corp.	146,452
8,660	CIGNA Corp.	170,689
1,250	CME Group, Inc.	276,687
26,200	Discover Financial Services	213,006
8,200	Goldman Sachs Group, Inc. (The)	1,053,700
15,100	Hudson City Bancorp, Inc.	189,656
3,480	MasterCard, Inc., Class A	638,406
30,890	Morgan Stanley	730,240

		3,727,959

Health Care (13.4%)
7,570	AmerisourceBergen Corp.	254,655
35,240	Amgen, Inc. (a)	1,708,083
11,600	C. R. Bard, Inc.	830,908
13,800	Coventry Health Care, Inc. (a)	219,558
17,700	Express Scripts, Inc. (a)	1,132,269
11,200	Forest Laboratories, Inc. (a)	242,928
17,200	Gilead Sciences, Inc. (a)	787,760
11,600	Humana, Inc. (a)	333,848
66,260	Johnson & Johnson	3,469,373
16,700	St. Jude Medical, Inc. (a)	559,784
7,300	UnitedHealth Group, Inc.	171,696
11,000	UnumProvident Corp.	179,740
10,400	Varian Medical Systems, Inc. (a)	347,048
7,100	Wyeth	301,040

		10,538,690

Industrials (5.4%)
5,100	Agco Corp. (a)	123,930
11,300	Dover Corp.	347,814
19,100	Emerson Electric Co.	650,164
6,700	Flowserve Corp.	454,930
7,300	Fluor Corp.	276,451
20,900	General Dynamics Corp.	1,079,903
8,090	Honeywell International, Inc.	252,489
3,950	Lockheed Martin Corp.	310,193
9,100	Raytheon Co.	411,593
4,500	W.W. Grainger, Inc.	377,460

		4,284,927

Information Technology (25.2%)
43,270	Accenture Ltd., Class A	1,273,436
17,700	Adobe Systems, Inc. (a)	484,095
8,200	Affiliated Computer Services, Inc. (a)	396,716
4,800	Agilent Technologies, Inc. (a)	87,648
37,900	Altera Corp.	618,149
9,900	Amazon.com, Inc. (a)	797,148
19,360	Apple Computer, Inc. (a)	2,436,069
9,200	Applied Materials, Inc.	112,332
5,900	Automatic Data Processing, Inc.	207,680
4,200	Avnet, Inc. (a)	91,938
24,800	BMC Software, Inc. (a)	859,816
27,000	CA, Inc.	465,750
62,390	Cisco Systems, Inc. (a)	1,205,375
72,900	Compuware Corp. (a)	545,292
63,600	Dell, Inc. (a)	739,032
1,800	Google, Inc., Class A (a)	712,746
17,650	Hewlett-Packard Co.	635,047
30,100	Intel Corp.	474,978
20,080	International Business Machines Corp.	2,072,457
19,400	Juniper Networks, Inc. (a)	420,010
10,700	Lexmark International, Inc., Class A (a)	209,934
5,300	McAfee, Inc. (a)	198,962
10,200	MEMC Electronic Materials, Inc. (a)	165,240
120,930	Microsoft Corp.	2,450,042
7,100	Paychex, Inc.	191,771
28,900	QUALCOMM, Inc.	1,223,048
106,130	Seagate Technology (a)	0
31,100	Symantec Corp. (a)	536,475
10,500	Texas Instruments, Inc.	189,630

		19,800,816

Materials (2.2%)
5,500	CF Industries Holdings, Inc.	396,275

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Materials, continued
6,700	FMC Corp.	326,491
7,300	Freeport-McMoRan Copper & Gold, Inc. Class B	311,345
4,500	Monsanto Co.	382,005
2,600	Sigma-Aldrich Corp.	113,984
32,800	Titanium Metals Corp.	222,712

		1,752,812

Oil & Gas (2.1%)
9,300	Cameron International Corp. (a)	237,894
35,500	Nabors Industries Ltd. (a)	539,955
19,600	Noble Corp.	535,668
23,300	Rowan Cos., Inc.	363,713

		1,677,230

Real Estate Investment Trusts (0.2%)
9,500	Annaly Capital Management, Inc.	133,665

Telecommunications (1.1%)
14,200	CommScope, Inc. (a)	356,420
9,000	DIRECTV Group, Inc. (The) (a)	222,570
8,100	Harris Corp.	247,698

		826,688

Transportation (1.3%)
2,200	C.H. Robinson Worldwide, Inc.	116,952
11,800	Expeditors International of Washington, Inc.	409,578
5,300	Norfolk Southern Corp.	189,104
43,900	Southwest Airlines Co.	306,422

		1,022,056

Total Common Stocks (Cost $84,923,080)		72,349,577

Investment Companies (1.2%)
910,081	Victory Federal Money Market Fund, Investor Shares, 0.16% (b)	910,081

Total Investment Companies (Cost $910,081)		910,081

Total Investments (Cost $85,833,161) — 93.1%		73,259,658

Other assets in excess of liabilities — 6.9%		5,450,411

NET ASSETS — 100.0%		$78,710,069

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (92.2%)
Consumer Discretionary (13.0%)
6,800	Apollo Group, Inc., Class A (a)	428,060
11,100	Bunge Ltd.	532,911
26,860	Colgate-Palmolive Co.	1,584,740
54,100	Comcast Corp., Class A	836,386
16,900	Family Dollar Stores, Inc.	560,911
27,000	Leggett & Platt, Inc.	387,720
70,500	Macy’s, Inc.	964,440
21,185	McDonald’s Corp.	1,128,949
20,960	Omnicom Group, Inc.	659,611
8,820	Philip Morris International, Inc.	319,284
33,300	Wal-Mart Stores, Inc.	1,678,320

		9,081,332

Consumer Staples (6.0%)
12,600	Archer-Daniels-Midland Co.	310,212
18,700	ConAgra Foods, Inc.	330,990
34,050	Kroger Co. (The)	736,161
9,400	Lorillard, Inc.	593,422
22,800	Pepsi Bottling Group, Inc. (The)	712,956
17,595	PepsiCo, Inc.	875,527
5,271	Procter & Gamble Co. (The)	260,598
14,700	Sysco Corp.	342,951

		4,162,817

Energy (10.1%)
40,320	ConocoPhillips	1,653,120
14,730	Devon Energy Corp.	763,751
12,080	ENSCO International, Inc.	341,622
52,840	Exxon Mobil Corp.	3,522,843
39,110	Valero Energy Corp.	775,942

		7,057,278

Financials (10.0%)
16,010	Allstate Corp. (The)	373,513
26,200	Bank of America Corp.	233,966
7,800	Goldman Sachs Group, Inc. (The)	1,002,300
51,375	JPMorgan Chase & Co.	1,695,375
1,850	MasterCard, Inc., Class A	339,383
35,700	Morgan Stanley	843,948
6,400	Northern Trust Corp.	347,904
18,160	Travelers Cos., Inc. (The)	747,102
25,600	U.S. Bancorp	466,432
46,800	Wells Fargo & Co.	936,468

		6,986,391

Health Care (14.1%)
17,500	AmerisourceBergen Corp.	588,700
20,400	Amgen, Inc. (a)	988,788
11,310	Baxter International, Inc.	548,535
5,400	C. R. Bard, Inc.	386,802
45,600	Coventry Health Care, Inc. (a)	725,496
27,000	Eli Lilly & Co.	888,840
11,400	Express Scripts, Inc. (a)	729,258
11,900	Gilead Sciences, Inc. (a)	545,020
43,526	Johnson & Johnson	2,279,021
12,600	McKesson Corp.	466,200
44,338	Pfizer, Inc.	592,356
11,600	Schering-Plough Corp.	267,032
20,300	UnumProvident Corp.	331,702
11,500	Wyeth	487,600

		9,825,350

Industrials (8.1%)
15,100	Agco Corp. (a)	366,930
14,300	Dover Corp.	440,154
14,650	Emerson Electric Co.	498,686
10,300	Fluor Corp.	390,061
85,800	General Electric Co.	1,085,370
11,930	Honeywell International, Inc.	372,335
21,100	Johnson Controls, Inc.	401,111
11,860	Lockheed Martin Corp.	931,366
11,660	Northrop Grumman Corp.	563,761
7,390	W.W. Grainger, Inc.	619,873

		5,669,647

Information Technology (16.5%)
39,500	Accenture Ltd., Class A	1,162,485
45,300	Altera Corp.	738,843
5,600	Amazon.com, Inc. (a)	450,912
19,600	Analog Devices, Inc.	417,088
8,000	Apple Computer, Inc. (a)	1,006,640
9,800	Automatic Data Processing, Inc.	344,960
14,550	Avnet, Inc. (a)	318,500
15,300	BMC Software, Inc. (a)	530,451
41,720	Hewlett-Packard Co.	1,501,086
28,300	Intel Corp.	446,574
12,300	International Business Machines Corp.	1,269,483
44,100	Juniper Networks, Inc. (a)	954,765
49,890	Microsoft Corp.	1,010,771
10,900	QUALCOMM, Inc.	461,288
51,300	Symantec Corp. (a)	884,925

		11,498,771

Materials (3.0%)
29,200	AK Steel Holding Corp.	379,892
15,200	FMC Corp.	740,696
16,700	Mosaic Co. (The)	675,515
7,700	Newmont Mining Corp.	309,848

		2,105,951

Oil & Gas (1.4%)
10,600	FMC Technologies, Inc. (a)	362,838
21,500	Noble Corp.	587,595

		950,433

Real Estate Investment Trusts (0.5%)
14,900	HCP, Inc.	327,055

Telecommunications (4.6%)
23,246	AT&T, Inc.	595,563
16,100	CenturyTel, Inc.	437,115
25,800	CommScope, Inc. (a)	647,580
114,300	Sprint Nextel Corp. (a)	498,348
32,900	Verizon Communications, Inc.	998,186

		3,176,792

Transportation (1.3%)
12,500	Norfolk Southern Corp.	446,000
65,600	Southwest Airlines Co.	457,888

		903,888

Utilities (3.6%)
32,400	Dominion Resources, Inc.	977,184
14,700	Nicor, Inc.	472,458
35,700	Southern Co.	1,031,016

		2,480,658

Total Common Stocks (Cost $80,624,859)		64,226,363

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Investment Companies (1.1%)
766,272	Victory Federal Money Market Fund, Investor Shares, 0.16% (b)	766,272
3,819	Victory Institutional Money Market Fund, Investor Shares, 0.73% (b)	3,819

Total Investment Companies (Cost $770,091)		770,091

Total Investments (Cost $81,394,950) — 93.3%		64,996,454

Other assets in excess of liabilities — 6.7%		4,704,668

NET ASSETS — 100.0%		$69,701,122

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (92.6%)
Consumer Discretionary (10.6%)
3,000	Apollo Group, Inc., Class A (a)	188,850
500	AutoZone, Inc. (a)	83,195
1,900	Brown-Forman Corp.	88,350
5,900	Bunge Ltd.	283,259
39,400	Comcast Corp., Class A	609,124
26,700	D.R. Horton, Inc.	348,435
17,600	Family Dollar Stores, Inc.	584,144
4,300	Fortune Brands, Inc.	169,033
21,100	Home Depot, Inc. (The)	555,352
68,500	Interpublic Group of Cos., Inc. (The) (a)	428,810
15,000	Jarden Corp. (a)	301,500
16,500	Leggett & Platt, Inc.	236,940
24,200	Macy’s, Inc.	331,056
4,400	McDonald’s Corp.	234,476
12,500	MeadWestvaco Corp.	195,750
6,000	Scotts Miracle-Gro Co. (The)	202,620
30,900	Temple-Inland, Inc.	368,946
3,991	Time Warner Cable, Inc.	128,630
14,500	Time Warner, Inc.	316,535
3,500	Wal-Mart Stores, Inc.	176,400
13,240	Walt Disney Co. (The)	289,956
60,000	Wyndham Worldwide Corp.	700,800

		6,822,161

Consumer Staples (7.9%)
25,100	Archer-Daniels-Midland Co.	617,962
13,000	BJ’s Wholesale Club, Inc. (a)	433,420
17,300	Central European Distribution Corp. (a)	387,520
13,300	Coca-Cola Enterprises, Inc.	226,898
24,000	ConAgra Foods, Inc.	424,800
5,700	Crown Holdings, Inc. (a)	125,685
16,600	Foot Locker, Inc.	197,374
3,400	Genuine Parts Co.	115,464
3,300	Hershey Co. (The)	119,262
21,870	Kroger Co. (The)	472,830
5,400	Lorillard, Inc.	340,902
14,200	Pepsi Bottling Group, Inc. (The)	444,034
13,153	Procter & Gamble Co. (The)	650,284
5,200	Reynolds American, Inc.	197,496
14,300	Sysco Corp.	333,619

		5,087,550

Energy (16.3%)
2,600	Apache Corp.	189,436
5,990	Atmos Energy Corp.	148,013
10,700	Chesapeake Energy Corp.	210,897
41,290	Chevron Corp.	2,729,269
23,700	ConocoPhillips	971,700
39,150	Duke Energy Corp.	540,662
56,108	Exxon Mobil Corp.	3,740,720
6,700	Foundation Coal Holdings, Inc.	108,808
5,400	Massey Energy Co.	85,914
13,200	Mirant Corp. (a)	168,036
14,500	Southwestern Energy Co. (a)	519,970
5,800	Sunoco, Inc.	153,758
11,300	Tesoro Corp.	172,325
4,800	Tidewater, Inc.	207,600
25,060	Valero Energy Corp.	497,190

		10,444,298

Financials (18.2%)
9,790	ACE Ltd.	453,473
7,000	Aflac, Inc.	202,230
2,920	Allstate Corp. (The)	68,124
17,800	American Financial Group, Inc.	312,924
89,447	Bank of America Corp.	798,762
14,600	BB&T Corp.	340,764
2,500	Capitol Federal Financial	97,400
2,770	Chubb Corp. (The)	107,891
16,100	CIGNA Corp.	317,331
33,260	Citigroup, Inc.	101,443
4,100	Cullen/Frost Bankers, Inc.	193,069
6,940	Goldman Sachs Group, Inc. (The)	891,790
9,150	Hospitality Properties Trust	111,996
4,100	Jefferies Group, Inc.	80,237
68,199	JPMorgan Chase & Co.	2,250,567
14,900	Marshall & Ilsley Corp.	86,122
1,850	MasterCard, Inc., Class A	339,382
14,800	Morgan Stanley	349,872
3,700	Northern Trust Corp.	201,132
2,700	PartnerRe Ltd.	184,113
2,200	PNC Financial Services Group, Inc.	87,340
14,400	Prudential Financial, Inc.	415,872
25,500	Raymond James Financial, Inc.	400,095
3,900	Reinsurance Group of America, Inc.	123,981
6,300	State Street Corp.	215,019
8,570	SunTrust Banks, Inc.	123,751
19,500	Travelers Cos., Inc. (The)	802,230
25,700	U.S. Bancorp	468,254
78,600	Wells Fargo & Co.	1,572,786

		11,697,950

Health Care (12.9%)
18,030	AmerisourceBergen Corp.	606,529
20,400	Amgen, Inc. (a)	988,788
3,200	C. R. Bard, Inc.	229,216
11,200	Covidien Ltd.	369,376
13,700	Eli Lilly & Co.	451,004
5,900	Express Scripts, Inc. (a)	377,423
4,600	Forest Laboratories, Inc. (a)	99,774
13,700	Health Net, Inc. (a)	197,828
24,200	Herbalife Ltd.	479,644
3,200	Humana, Inc. (a)	92,096
28,100	Johnson & Johnson	1,471,316
18,300	Lincoln National Corp.	205,692
7,000	McKesson Corp.	259,000
7,500	Merck & Co., Inc.	181,800
79,900	Pfizer, Inc.	1,067,464
8,600	UnumProvident Corp.	140,524
5,800	WellPoint, Inc. (a)	248,008
19,200	Wyeth	814,080

		8,279,562

Industrials (7.0%)
10,800	Agco Corp. (a)	262,440
5,300	Crane Co.	122,377
3,500	Flowserve Corp.	237,650
7,620	Fluor Corp.	288,569
3,500	General Dynamics Corp.	180,845
132,160	General Electric Co.	1,671,824
43,300	Global Industries Ltd. (a)	280,151
8,700	Johnson Controls, Inc.	165,387
21,400	Raytheon Co.	967,922

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
2,800	Schnitzer Steel Industries, Inc.	138,768
1,900	W.W. Grainger, Inc.	159,372

		4,475,305

Information Technology (3.0%)
8,150	Accenture Ltd., Class A	239,855
36,700	Atmel Corp. (a)	140,928
4,300	Automatic Data Processing, Inc.	151,360
19,100	Ingram Micro, Inc. (a)	277,332
29,200	Jabil Circuit, Inc.	236,520
7,600	Lexmark International, Inc., Class A (a)	149,112
21,100	Marvell Technology Group Ltd. (a)	231,678
26,400	NCR Corp. (a)	267,960
14,400	Symantec Corp. (a)	248,400

		1,943,145

Materials (1.7%)
11,400	AK Steel Holding Corp.	148,314
10,000	Ashland, Inc.	219,600
7,700	FMC Corp.	375,221
5,900	Mosaic Co. (The)	238,655
3,200	Sigma-Aldrich Corp.	140,288

		1,122,078

Oil & Gas (0.2%)
6,800	Rowan Cos., Inc.	106,148

Real Estate Investment Trusts (2.8%)
25,600	Annaly Capital Management, Inc.	360,192
21,100	Brandywine Realty Trust	130,609
48,040	HRPT Properties Trust	207,052
8,400	Mack-Cali Realty Corp.	225,624
5,600	Plum Creek Timber Co., Inc.	193,312
30,900	SL Green Realty Corp.	545,694
6,900	Weingarten Realty Investors	107,226

		1,769,709

Services (0.2%)
6,600	Career Education Corp. (a)	145,464

Telecommunications (6.2%)
24,200	ADC Telecommunications, Inc. (a)	178,112
51,211	AT&T, Inc.	1,312,026
5,260	CenturyTel, Inc.	142,809
54,100	Sprint Nextel Corp. (a)	235,876
51,320	Verizon Communications, Inc.	1,557,049
65,100	Windstream Corp.	540,330

		3,966,202

Transportation (0.9%)
3,600	Alexander & Baldwin, Inc.	95,904
6,400	Norfolk Southern Corp.	228,352
3,300	Overseas Shipholding Group, Inc.	94,743
26,900	Southwest Airlines Co.	187,762

		606,761

Utilities (4.7%)
13,600	Alliant Energy Corp.	304,096
6,400	American Water Works Co., Inc.	115,200
8,800	Dominion Resources, Inc.	265,408
10,390	Edison International	296,219
3,200	FirstEnergy Corp.	130,880
8,600	Hawaiian Electric Industries, Inc.	133,644
17,600	NSTAR	552,816
4,900	PG&E Corp.	181,888
3,900	Pinnacle West Capital Corp.	106,782
15,700	Southern Co.	453,416
21,200	UGI Corp.	486,328

		3,026,677

Total Common Stocks (Cost $75,774,026)		59,493,010

Investment Companies (1.1%)
739,615	Victory Federal Money Market Fund, Investor Shares, 0.16% (b)	739,615

Total Investment Companies (Cost $739,615)		739,615

Total Investments (Cost $76,513,641) — 93.7%		60,232,625

Other assets in excess of liabilities — 6.3%		4,035,392

NET ASSETS — 100.0%		$64,268,017

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (31.0%)
Consumer Discretionary (1.9%)
2,990,000	Comcast Corp., 5.85%, 11/15/15	2,998,124
802,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	835,123

		3,833,247

Consumer Staples (0.7%)
1,660,000	Starbucks Corp., 6.25%, 8/15/17	1,533,984

Energy (3.9%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,003,967
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,107,726
1,750,000	Kinder Morgan Energy Partners LP, 7.13%, 3/15/12	1,815,048
2,625,000	Smith International, Inc., 6.00%, 6/15/16	2,200,902

		8,127,643

Financials (12.0%)
Banking (1.4%)
184,073	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	179,681
675,000	Regions Bank, 3.25%, 12/9/11, FDIC Guaranteed	698,461
665,000	US Bank NA, 6.30%, 2/4/14	692,277
1,480,000	Wells Fargo & Co., 5.63%, 12/11/17	1,382,123

		2,952,542

Financial Services (10.6%)
125,000	BP Capital Markets PLC, 5.25%, 11/7/13	134,907
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,099,903
750,000	CIT Group Funding Co. Canada, 4.65%, 7/1/10	587,132
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/09 @ 100, MTN	1,052,272
1,075,000	General Electric Capital Corp., Series G, 3.00%, 12/9/11, FDIC Guaranteed	1,109,734
650,000	HSBC Finance Corp., 6.75%, 5/15/11	637,766
1,000,000	HSBC Finance Corp., 6.38%, 10/15/11	987,879
1,000,000	International Lease Finance Corp., Series P, 1.53% (a), 1/15/10, MTN	906,739
3,450,000	International Lease Finance Corp., 1.49% (a), 7/13/12	2,122,240
3,700,000	Merrill Lynch & Co., Series C, 1.50% (a), 6/5/12, MTN	3,020,732
1,000,000	Morgan Stanley, 1.95%, 6/20/12	996,253
1,400,000	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	1,643,797
3,025,000	PartnerRe Finance A LLC, 6.88%, 6/1/18	2,610,130
1,000,000	Principal Life Global Funding, 5.13%, 10/15/13, MTN (b)	903,186
5,000,000	Sun Life Financial, Inc., 1.42% (a), 10/6/13 (b)	3,432,485
571,051	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	573,943

		21,819,098

		24,771,640

Industrials (2.5%)
2,950,000	Dominion Resources, Inc., 5.25%, 8/1/33	2,777,570
2,300,000	General Electric Co., 5.00%, 2/1/13	2,362,755

		5,140,325

Information Technology (0.4%)
800,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	787,115

Pharmaceuticals (0.6%)
1,125,000	Pfizer, Inc., 4.45%, 3/15/12	1,182,806

Supranational Agency (0.5%)
1,000,000	European Investment Bank, 2.38%, 3/14/14	973,425

Technology (1.0%)
1,140,000	Science Applications International Corp., 7.13%, 7/1/32	913,952
1,485,000	Science Applications International Corp., 5.50%, 7/1/33	1,063,830

		1,977,782

Telecommunications (3.2%)
1,325,000	AT&T, Inc., 4.13%, 9/15/09	1,337,500
2,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	2,100,575
1,550,000	Harris Corp., 5.00%, 10/1/15	1,373,464
2,000,000	Harris Corp., 5.95%, 12/1/17	1,830,638

		6,642,177

Transportation (2.5%)
759,465	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	725,684
3,881,374	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	3,532,050
1,000,000	GATX Corp., 8.75%, 5/15/14	997,604

		5,255,338

Utilities (1.8%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	1,207,314
1,300,000	Georgia Power Co., Series Q, 4.90%, 9/15/13	1,335,021

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Utilities, continued
1,007,000	PacifiCorp, 5.45%, 9/15/13	1,068,326

		3,610,661

Total Corporate Bonds (Cost $70,090,965)		63,836,143

Commercial Paper (0.5%)
Utilities (0.5%)
1,000,000	Georgia Municipal Electric Corp., 2.50%, 5/27/09	1,000,000

Total Commercial Paper (Cost $1,000,000)		1,000,000

Municipal Bonds (0.7%)
Hawaii (0.7%)
1,410,000	Hawaii State GO, Series DM, 3.68%, 5/1/10	1,423,663

Total Municipal Bonds (Cost $1,410,000)		1,423,663

U.S. Government Agency Mortgage-Backed Obligations (43.0%)
Federal Home Loan Mortgage Corp. (19.1%)
1,325,514	4.50%, 6/1/14	1,360,695
2,469,367	4.50%, 3/1/19	2,548,463
1,992,721	5.50%, 4/1/21	2,075,466
1,947,827	4.50%, 8/1/33	1,986,867
2,239,658	5.00%, 5/1/34	2,308,814
2,907,418	5.08% (a), 9/1/34	3,019,037
4,005,851	5.50%, 3/1/35	4,154,063
1,401,895	6.00%, 4/1/36	1,466,211
4,734,623	5.00%, 6/1/36	4,874,161
4,977,897	5.84% (a), 12/1/36	5,202,078
4,955,174	6.00%, 12/1/36	5,182,509
2,846,947	5.50%, 1/1/37	2,928,918
2,178,123	6.50%, 5/1/37	2,310,424

		39,417,706

Federal National Mortgage Assoc. (23.0%)
711,315	4.50%, 10/1/33	726,813
2,334,853	5.00%, 1/1/34	2,411,692
648,890	5.00%, 3/1/34	670,245
2,604,086	5.10% (a), 10/1/34	2,696,634
2,397,120	5.50%, 2/1/35	2,492,488
5,624,570	5.50%, 2/1/35	5,848,341
2,052,947	6.00%, 4/1/35	2,159,964
8,188,000	5.50%, 7/25/35	8,587,495
1,248,865	5.00%, 8/1/35	1,286,257
3,369,178	5.50%, 10/1/35	3,500,060
2,094,257	6.00%, 12/1/35	2,195,574
1,649,230	6.00%, 10/1/36	1,727,471
2,713,630	5.50%, 12/1/36	2,796,354
5,488,886	5.57% (a), 1/1/37	5,725,612
4,277,728	6.50%, 4/1/38	4,538,899

		47,363,899

Government National Mortgage Assoc. (0.9%)
1,799,675	5.50%, 11/15/35	1,874,998

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $83,676,779)		88,656,603

U.S. Government Agencies (6.6%)
Federal Home Loan Mortgage Corp. (2.3%)
3,025,000	5.40%, 6/15/10, Callable 6/15/09 @ 100	3,042,239
1,200,000	2.50%, 4/8/13, Callable 4/8/11 @ 100	1,206,002
350,000	5.40%, 3/17/21, Callable 3/17/16 @ 100	371,891

		4,620,132

Federal National Mortgage Assoc. (3.2%)
500,000	1.38%, 10/7/11, Callable 4/7/10 @ 100	500,084
3,100,000	2.50%, 2/17/12, Callable 2/17/10 @ 100	3,130,281
900,000	2.88%, 12/11/13	919,281
2,000,000	4.00%, 4/22/19, Callable 4/22/10 @ 100	2,006,130
180,000	5.50%, 5/10/27, Callable 5/10/17 @ 100	185,908

		6,741,684

Small Business Administration Corp. (0.2%)
424,592	6.34%, 8/1/11	442,782

Tennessee Valley Authority (0.5%)
880,000	5.50%, 7/18/17	964,451

U.S. Department of Housing & Urban Development (0.4%)
770,000	3.44%, 8/1/11	804,013

Total U.S. Government Agencies (Cost $13,418,460)		13,573,062

U.S. Treasury Obligations (15.8%)
U.S. Treasury Bonds (6.5%)
2,850,000	7.88%, 2/15/21	3,976,642
700,000	5.50%, 8/15/28	829,719
8,125,000	4.50%, 2/15/36	8,674,713

		13,481,074

U.S. Treasury Notes (9.3%)
4,200,000	4.75%, 3/31/11	4,510,082
2,516,000	4.63%, 7/31/12	2,768,388
7,675,000	4.25%, 8/15/15	8,529,450
3,000,000	4.63%, 11/15/16	3,394,221

		19,202,141

Total U.S. Treasury Obligations (Cost $32,993,386)		32,683,215

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares	Security Description	Value ($)
Investment Companies (1.6%)
3,406,549	Victory Federal Money Market Fund, Investor Shares, 0.16% (c)	3,406,549

Total Investment Companies (Cost $3,406,549)		3,406,549

Total Investments (Cost $205,996,139) — 99.2%		204,579,235

Other assets in excess of liabilities — 0.8%		1,577,792

NET ASSETS — 100.0%		$206,157,027

(a)	Rate periodically changes. Rate disclosed is the rate in effect on April 30, 2009.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2009, all such securities in total represented 2.1% of net assets.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.
GO	General Obligation
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (97.1%)
Arizona (3.1%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00% (a), 7/1/31, 5.50% effective 7/1/13, FGIC	5,835,269
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,732,277

		7,567,546

California (0.8%)
5,000,000	Norwalk-La Mirada California Unified School District GO, CAB, Series B, 5.21% (b), 8/1/27, FSA-CR	1,797,050

Connecticut (0.7%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	1,712,180

Florida (3.6%)
2,000,000	Hillsborough County Aviation Authority Revenue, AMT, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	2,012,380
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,142,080
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,442,100

		8,596,560

Georgia (4.3%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,493,985
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, MBIA	505,635
6,385,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,264,151

		10,263,771

Hawaii (61.0%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	2,975,430
12,640,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	13,475,504
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	686,608
1,655,000	Hawaii County GO, Series A, 5.25%, 7/15/17	1,877,349
1,655,000	Hawaii County GO, Series A, 6.00%, 7/15/26, Callable 7/15/18 @100	1,824,389
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	2,699,880
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, MBIA	3,008,700
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,058,080
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	4,533,152
5,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Queen’s Health Systems, Series C, 4.50% (a), 7/1/28, AMBAC, SPA - Bank of America N.A.	5,000,000
510,000	Hawaii State Department of Hawaiian Home Lands Revenue, 4.00%, 4/1/10	519,007
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 4/1/13	524,045
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/16	528,040
775,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/18	804,869
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,283,360
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,458,864
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,501,034
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,604,470
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	589,575
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,100,300
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	3,075,032
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,701,305
4,000,000	Hawaii State GO, Series DK, 5.00%, 5/1/17	4,601,320
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, FSA	1,176,007

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,582,380
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,672,515
2,000,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/10 @ 101.50, FNMA	2,001,520
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,152,239
2,315,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	2,259,070
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC	2,611,926
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	2,299,718
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	942,725
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,252,932
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,082,161
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC	985,822
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,831,564
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,835,300
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,844,562
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	714,854
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,535,350
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	5,417,650
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,013,700
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 4/1/18	5,721,650
6,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @ 100, FSA	7,315,802
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, MBIA	5,173,600
3,150,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/27, Callable 7/1/15 @ 100, MBIA	3,235,396
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, FSA	2,369,333
4,115,000	Honolulu Hawaii City & County GO, Series F, 5.00%, 7/1/22, Callable 7/1/15 @ 100, FGIC	4,385,890
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,353,869
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,131,650
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,363,638
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,131,650
750,000	University of Hawaii System Revenue, Series A, 5.13%, 7/15/32, Prerefunded 7/15/12 @ 100, FGIC	839,963

		146,664,749

Illinois (4.1%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,125,420
4,665,000	Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 2/1/21, FGIC	4,994,209
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (b), 2/1/23, FGIC	2,849,883

		9,969,512

Indiana (0.5%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,143,060

Kentucky (0.6%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, Second Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	1,346,763

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,064,230

Michigan (2.3%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,227,220

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Michigan, continued
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,396,111

		5,623,331

Missouri (0.9%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,143,420

Ohio (0.9%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	847,828
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	212,027
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,081,540

		2,141,395

Pennsylvania (3.0%)
6,000,000	East Stroudsburg Area School District GO, Series A, 7.75%, 9/1/27, Callable 9/1/17 @ 100, FGIC	7,326,600

Texas (5.3%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,532,521
2,630,000	Galveston County GO, CAB, Series RD, 5.96%, 2/1/24, FGIC (b)	1,286,649
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,448,766
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,114,840
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,512,474
10,000,000	North Texas Tollway Authority Revenue, CAB, Series D, 5.37%, 1/1/30, Insured by Assured Guaranty Ltd. (b)	2,907,900

		12,803,150

Washington (5.6%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,760,854
3,000,000	King County Washington School District No. 403 Renton GO, 5.00%, 12/1/24, Callable 12/1/16 @ 100, FGIC, School Board Guaranty	3,220,590
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,073,920
1,125,000	Skagit County Public Hospital District GO, Series A, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,171,879
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,142,310

		13,369,553

Total Municipal Bonds (Cost $223,870,834)		233,532,870

Investment Companies (1.0%)
2,382,084	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.79% (c)	2,382,084

Total Investment Companies (Cost $2,382,084)		2,382,084

Total Investments (Cost $226,252,918) — 98.1%		235,914,954

Other assets in excess of liabilities — 1.9%		4,594,379

NET ASSETS — 100.0%		$240,509,333

(a)	Rate periodically changes. Rate disclosed is the rate in effect on April 30, 2009.
(b)	Rate disclosed represents the effective yield at purchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FNMA	Insured by Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
FSA-CR	Insured by Federal Security Assurance Custodial Receipts
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
PSF-GTD	Insured by Public School Funding Guarantee
SPA	Standby Purchase Agreement
XLCA	Insured by XL Capital Assurance

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (19.2%)
Consumer Discretionary (2.5%)
125,000	Avon Products, Inc., 5.63%, 3/1/14	128,490
250,000	Comcast Corp., 5.45%, 11/15/10	257,375
1,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	988,661
71,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	70,416

		1,444,942

Consumer Staples (3.2%)
100,000	Coca-Cola Co. (The), 3.63%, 3/15/14	102,280
100,000	Coca-Cola Enterprises, Inc., 3.75%, 3/1/12	101,515
45,000	Diageo Capital PLC, 5.20%, 1/30/13	46,448
150,000	General Mills, Inc., 5.25%, 8/15/13	156,905
175,000	Kellogg Co., 4.25%, 3/6/13	176,984
225,000	Kroger Co., 5.50%, 2/1/13	231,253
165,000	Kroger Co., 5.00%, 4/15/13	166,790
250,000	PepsiCo, Inc., 5.15%, 5/15/12	266,795
160,000	Sysco Corp., 4.20%, 2/12/13	163,256
150,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	157,772
300,000	Walgreen Co., 4.88%, 8/1/13	319,573

		1,889,571

Electrical Utility (0.9%)
500,000	Exelon Generation Co., LLC, 6.95%, 6/15/11	519,269

Energy (0.4%)
150,000	Chevron Corp., 3.95%, 3/3/14	153,875
100,000	ConocoPhillips, 4.75%, 2/1/14	105,566

		259,441

Financials (6.4%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	154,247
300,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13, MTN	292,202
500,000	Citigroup, Inc., 5.50%, 4/11/13	446,015
300,000	Citigroup, Inc., 6.50%, 8/19/13	274,030
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	964,022
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/09 @ 100, MTN	526,136
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	89,892
255,000	Genworth Financial, Inc., 5.23%, 5/16/09	253,899
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	45,067
50,000	John Deere Capital Corp., 5.25%, 10/1/12, MTN	51,277
175,000	Merrill Lynch & Co., Series C, 3.05% (a), 5/20/09, MTN	174,629
500,000	Morgan Stanley, 5.63%, 1/9/12	498,262

		3,769,678

Health Care (0.4%)
200,000	Johnson & Johnson, 5.15%, 8/15/12	217,582

Industrials (1.1%)
75,000	Boeing Co. (The), 5.00%, 3/15/14	79,076
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	132,419
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	163,986
100,000	Honeywell International, Inc., 3.88%, 2/15/14	100,909
95,000	Paccar, Inc., 6.38%, 2/15/12	98,093
100,000	Snap-on, Inc., 5.85%, 3/1/14	99,968

		674,451

Information Technology (0.7%)
55,000	Dell, Inc., 5.63%, 4/15/14	57,551
325,000	Hewlett-Packard Co., 4.50%, 3/1/13	337,061

		394,612

Pharmaceuticals (0.5%)
100,000	Eli Lilly & Co., 3.55%, 3/6/12	102,761
200,000	Pfizer, Inc., 4.45%, 3/15/12	210,277

		313,038

Real Estate Investment Trust (1.7%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	980,787

Telecommunications (0.7%)
200,000	AT&T, Inc., 4.85%, 2/15/14	207,615
215,000	Verizon Communications, Inc., 4.35%, 2/15/13	218,614

		426,229

Transportation (0.7%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	343,043
75,000	United Parcel Service, Inc., 3.88%, 4/1/14	77,400

		420,443

Total Corporate Bonds (Cost $11,419,426)		11,310,043

U.S. Government Agency Mortgage-Backed Obligations (57.7%)
Federal Home Loan Mortgage Corp. (37.6%)
452,273	5.00%, 1/1/19	471,194
922,346	4.50%, 4/1/19	954,196
795,976	4.50%, 12/1/19	821,473
697,456	6.00%, 6/1/21	732,098
1,141,103	5.13% (a), 11/1/35	1,165,988
1,082,885	6.50%, 9/1/36	1,148,722
4,838,080	5.50%, 11/1/36	5,011,792
6,757,147	5.00%, 12/1/36	6,956,294
2,686,206	6.50%, 8/1/38	2,849,369
1,901,177	6.00%, 9/1/38	1,986,807

		22,097,933

Federal National Mortgage Assoc. (20.1%)
456,182	5.00%, 5/1/19	474,697
6,536,050	5.50%, 2/1/36	6,781,785
1,156,587	6.50%, 6/1/36	1,227,266
3,236,279	5.48% (a), 4/1/37	3,371,086

		11,854,834

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $32,989,903)		33,952,767

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)

U.S. Government Agencies (4.7%)
Federal Home Loan Bank (1.0%)
550,000	4.75%, 3/5/12	596,731

Federal Home Loan Mortgage Corp. (2.3%)
300,000	3.50%, 5/29/13	315,785
1,000,000	3.75%, 6/28/13	1,063,448

		1,379,233

Federal National Mortgage Assoc. (1.4%)
750,000	4.38%, 9/15/12	807,946

Total U.S. Government Agencies (Cost $2,704,246)		2,783,910

U.S. Treasury Obligations (15.1%)
U.S. Treasury Notes (15.1%)
250,000	2.13%, 4/30/10	254,160
700,000	3.88%, 5/15/10	724,473
158,000	3.63%, 6/15/10	163,487
2,630,000	4.63%, 2/29/12	2,874,098
400,000	2.50%, 3/31/13	412,906
3,700,000	3.38%, 6/30/13	3,944,836
465,000	4.13%, 5/15/15	513,099

		8,887,059

Total U.S. Treasury Obligations (Cost $8,503,405)		8,887,059

Investment Companies (2.1%)
3	Dreyfus Cash Management, Institutional Shares, 0.70% (b)	3
1,202,043	Victory Federal Money Market Fund, Investor Shares, 0.16% (b)	1,202,043

Total Investment Companies (Cost $1,202,046)		1,202,046

Total Investments (Cost $56,819,026) — 98.8%		58,135,825

Other assets in excess of liabilities — 1.2%		679,829

NET ASSETS — 100.0%		$58,815,654

(a)	Rate periodically changes. Rate disclosed is the rate in effect on April 30, 2009.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (84.5%)
Arizona (0.8%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	454,705

Colorado (0.9%)
525,000	Arapahoe County Colorado School District No. 5 Cherry Creek GO, 3.00%, 12/15/09	532,901

Florida (1.3%)
755,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, Unrefunded Portion	785,132
25,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, ETM	27,306

		812,438

Georgia (1.8%)
1,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series A, 5.00%, 7/1/12, AMBAC	1,101,920

Guam (4.0%)
860,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series A, 5.00%, 5/15/09	861,444
1,350,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series B, 5.40%, 5/15/15	1,579,325

		2,440,769

Hawaii (50.0%)
2,000,000	City & County of Honolulu, Hawaii Waste Water, 5.25%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,026,900
520,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	554,372
1,000,000	Hawaii County GO, Series A, 4.00%, 7/15/10	1,036,980
1,580,000	Hawaii County GO, Series A, 5.00%, 7/15/10, AMBAC	1,652,317
1,000,000	Hawaii County GO, Series A, 5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,011,390
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	710,830
805,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	858,211
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,067,580
1,550,000	Hawaii State GO, Series CV, 5.50%, 8/1/10, FGIC	1,641,589
1,500,000	Hawaii State GO, Series CX, 5.50%, 2/1/15, Prerefunded 2/1/12 @ 100, FSA	1,669,800
1,500,000	Hawaii State GO, Series CY, 5.75%, 2/1/13, FSA	1,719,120
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,115,790
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,725,234
1,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/13, AMBAC	1,127,550
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	754,920
500,000	Hawaii State Highway Revenue, 6.00%, 7/1/09	504,210
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,066,521
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	904,064
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,157,717
1,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,014,500
2,000,000	Honolulu Hawaii City & County GO, Series C, 5.13%, 7/1/11, Callable 7/1/09 @ 101, FGIC	2,031,220
2,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	2,212,960
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,233,498

		30,797,273

Illinois (2.6%)
500,000	Chicago Illinois Midway Airport Revenue, Series B, 5.00%, 1/1/12, AMBAC	517,555
1,000,000	Illinois State GO, 5.25%, 8/1/10, MBIA	1,050,530

		1,568,085

Kansas (0.7%)
450,000	Wyandotte County Kansas City Unified Government Utility System Revenue, 5.13%, 9/1/13, Callable 6/15/09 @ 101, MBIA	453,785

Michigan (1.2%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	758,992

Minnesota (2.6%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,623,225

New Jersey (1.6%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,004,841

New York (5.1%)
1,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17, Mandatory Put 7/1/09 @ 100	998,690
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,093,350

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, continued

April 30, 2009

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
New York, continued
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,048,610

		3,140,650

Oklahoma (2.2%)
1,345,000	Tulsa Oklahoma Industrial Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/09 @ 100	1,359,741

Pennsylvania (1.8%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,112,142

Puerto Rico (3.2%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,427,712
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	562,275

		1,989,987

Tennessee (2.9%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	553,426
1,135,000	Wilson County Tennessee GO, 5.00%, 4/1/12, MBIA	1,248,874

		1,802,300

Washington (1.8%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, MBIA	1,074,680

Total Municipal Bonds (Cost $50,842,024)		52,028,434

Investment Companies (10.0%)
3,068,257	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.79% (a)	3,068,257
3,068,257	Goldman Sachs Financial Square Tax-Free Money Market Fund, 0.41% (a)	3,068,257

Total Investment Companies (Cost $6,136,514)		6,136,514

Total Investments (Cost $56,978,538) — 94.5%		58,164,948

Other assets in excess of liabilities — 5.5%		3,384,462

NET ASSETS — 100.0%		$61,549,410

(a)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2009

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (44.0%)
Federal Home Loan Mortgage Corp. (18.9%)
4,400,000	5.13%, 4/18/11	4,721,596
1,000,000	2.38%, 2/24/12, Callable 2/24/10 @ 100	1,007,649
7,000,000	5.13%, 7/15/12	7,723,520

		13,452,765

Federal National Mortgage Assoc. (25.1%)
8,000,000	4.13%, 5/15/10	8,244,112
2,800,000	5.00%, 10/15/11	3,027,427
6,000,000	4.75%, 11/19/12	6,572,526

		17,844,065

Total U.S. Government Agencies (Cost $31,229,738)		31,296,830

U.S. Treasury Obligations (54.2%)
U.S. Treasury Bills (8.1%)
3,000,000	2.46% (a), 6/4/09	2,999,449
325,000	0.24% (a), 7/23/09	324,927
600,000	0.23% (a), 8/6/09	599,806
325,000	0.33% (a), 8/20/09	324,878
325,000	0.40% (a), 9/10/09	324,815
900,000	0.47% (a), 10/22/09	898,869
300,000	0.55% (a), 11/19/09	299,509

		5,772,253

U.S. Treasury Notes (46.1%)
3,585,000	4.88%, 5/15/09	3,591,991
2,875,000	4.88%, 6/30/09	2,898,362
3,800,000	4.88%, 8/15/09	3,853,291
1,300,000	3.13%, 11/30/09	1,321,279
2,800,000	2.00%, 2/28/10	2,836,641
3,800,000	2.13%, 4/30/10	3,863,236
1,500,000	2.63%, 5/31/10	1,534,044
200,000	4.13%, 8/15/10	209,109
4,865,000	2.38%, 8/31/10	4,978,836
2,850,000	2.00%, 9/30/10	2,904,885
2,800,000	4.88%, 7/31/11	3,037,782
1,500,000	1.75%, 11/15/11	1,521,335
200,000	1.13%, 12/15/11	199,625

		32,750,416

Total U.S. Treasury Obligations (Cost $38,026,686)		38,522,669

Investment Companies (0.8%)
561,662	Cavanal Hill U.S. Treasury Fund, Administrative Class, 0.01% (b)	561,662

Total Investment Companies (Cost $561,662)		561,662

Total Investments (Cost $69,818,086) — 99.0%		70,381,161

Other assets in excess of liabilities — 1.0%		716,916

NET ASSETS — 100.0%		$71,098,077

(a)	Rate disclosed represents the effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2009.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

April 30, 2009

(Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Pacific Capital Funds (the “Trust”) in the preparation of its schedules of portfolio investments. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Trust presently offers shares of 12 funds (each a “Fund” and collectively, the “Funds”).

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The Funds comply with Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The tiers are based on the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2009:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Securities ($)	Other Financial Investments* ($)	Securities ($)	Other Financial Investments* ($)	Securities ($)	Other Financial Investments* ($)
New Asia Growth Fund	47,752,421	(137)	—	—	47,752,421	(137)
International Stock Fund	69,876,763	—	—	—	69,876,763	—
Small Cap Fund	155,319,115	—	1,826,098	—	157,145,213	—
Mid-Cap Fund	28,890,811	—	—	—	28,890,811	—
Growth Stock Fund	73,259,658	—	—	—	73,259,658	—
Growth and Income Fund	64,996,454	—	—	—	64,996,454	—
Value Fund	60,232,625	—	—	—	60,232,625	—
High Grade Core Fixed Income Fund	3,406,549	—	201,172,686	—	204,579,235	—
Tax-Free Securities Fund	2,382,084	—	233,532,870	—	235,914,954	—
High Grade Short Intermediate Fixed Income Fund	1,202,046	—	56,933,779	—	58,135,825	—
Tax-Free Short Intermediate Securities Fund	6,136,514	—	52,028,434	—	58,164,948	—
U.S. Government Short Fixed Income Fund	561,662	—	69,819,499	—	70,381,161	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures or foreign currency contracts, which are valued at the unrealized appreciation / (depreciation) on the investments.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

Foreign Currency Contracts:

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract term of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The New Asia Growth Fund and International Stock Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Each Fund (other than the U.S. Government Short Fixed Income Fund) may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market values of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin”, and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule

144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At April 30, 2009, the High Grade Core Fixed Income Fund held restricted securities representing 2.1% of net assets. The restricted securities held as of April 30, 2009 are identified below:

Issue Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
High Grade Core Fixed Income Fund
Principal Life Global Funding	1/2/09	1,000,000	900,090	903,186
Sun Life Financial, Inc.	9/5/08	5,000,000	4,476,350	3,432,485

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Risks

The New Asia Growth Fund and International Stock Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities Fund’s and Tax-Free Short Intermediate Securities Fund’s concentration of investments in securities of issuers located in Hawaii may subject each of these Funds to the effects of economic developments and government policies within Hawaii.

3. Federal Income Tax Information

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2009 are as follows:

Fund	Tax Cost of Securities ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
New Asia Growth Fund	56,708,839	1,858,935	(10,815,353)	(8,956,418)
International Stock Fund	100,771,715	1,782,926	(32,677,878)	(30,894,952)
Small Cap Fund	194,663,223	12,721,538	(50,239,548)	(37,518,010)
Mid Cap Fund	33,731,839	2,324,999	(7,166,027)	(4,841,028)
Growth Stock Fund	87,285,271	2,633,685	(16,659,298)	(14,025,613)
Growth and Income Fund	82,683,449	1,987,098	(19,674,093)	(17,686,995)
Value Fund	77,611,085	2,958,201	(20,336,661)	(17,378,460)
High Grade Core Fixed Income Fund	205,996,139	7,800,017	(9,216,920)	(1,416,904)
Tax-Free Securities Fund	226,252,918	12,365,472	(2,703,436)	9,662,036
High Grade Short Intermediate Fixed Income Fund	56,819,026	1,629,243	(312,444)	1,316,799
Tax-Free Short Intermediate Securities Fund	56,978,538	1,277,248	(90,838)	1,186,410
U.S. Government Short Fixed Income Fund	69,818,086	579,880	(16,805)	563,075

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	6/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date	6/23/09

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	6/23/09